ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 101.0%

Aerospace/Defense — 0.3%
Aerovironment, Inc.*(a)	237	$16,213

Airlines — 1.5%
SkyWest, Inc.	1,046	56,787
Spirit Airlines, Inc.*	366	19,347
Total Airlines		76,134

Apparel — 0.4%
Crocs, Inc.*	729	18,772

Auto Parts & Equipment — 0.8%
Cooper Tire & Rubber Co.(a)	548	16,380
Methode Electronics, Inc.	740	21,297
Total Auto Parts & Equipment		37,677

Banks — 6.2%
Cadence BanCorp	902	16,732
CBTX, Inc.	670	21,755
Community Trust Bancorp, Inc.	436	17,902
Eagle Bancorp, Inc.*	549	27,560
First BanCorp (Puerto Rico)	2,319	26,576
First Bancorp/Southern Pines NC	523	18,180
First Financial Corp.(a)	406	17,052
First Mid-Illinois Bancshares, Inc.	426	14,194
Flagstar Bancorp, Inc.	539	17,744
Great Southern Bancorp, Inc.	349	18,113
National Bank Holdings Corp., Class A	477	15,865
Nicolet Bankshares, Inc.*	384	22,886
OFG Bancorp (Puerto Rico)	1,274	25,213
PCSB Financial Corp.	1,121	21,938
TriState Capital Holdings, Inc.*	1,094	22,350
Total Banks		304,060

Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A*(a)	59	17,389
MGP Ingredients, Inc.(a)	291	22,451
Total Beverages		39,840

Biotechnology — 5.0%
Acorda Therapeutics, Inc.*(a)	710	9,436
Arcus Biosciences, Inc.*(a)	1,899	23,718
Arena Pharmaceuticals, Inc.*(a)	486	21,787
Halozyme Therapeutics, Inc.*(a)	1,131	18,209
Ligand Pharmaceuticals, Inc.*(a)	122	15,337
Myriad Genetics, Inc.*(a)	658	21,846
NeoGenomics, Inc.*(a)	1,158	23,693

Investments	Shares	Value
COMMON STOCKS (continued)

Biotechnology (continued)
NuCana PLC (United Kingdom)*(a)(b)	1,353	$23,001
PDL BioPharma, Inc.*	6,260	23,287
Veracyte, Inc.*	1,022	25,570
Vericel Corp.*(a)	1,065	18,648
Zymeworks, Inc. (Canada)*	1,438	23,267
Total Biotechnology		247,799

Building Materials — 0.5%
Gibraltar Industries, Inc.*	587	23,838

Chemicals — 1.5%
Balchem Corp.	189	17,539
Innospec, Inc.	221	18,420
Intrepid Potash, Inc.*	5,800	21,982
Rogers Corp.*	105	16,683
Total Chemicals		74,624

Commercial Services — 5.9%
Adtalem Global Education, Inc.*	280	12,970
American Public Education, Inc.*	467	14,066
Barrett Business Services, Inc.	210	16,239
Cardtronics PLC, Class A*(a)	549	19,533
Care.com, Inc.*	914	18,061
Career Education Corp.*	1,294	21,377
Ennis, Inc.	969	20,117
FTI Consulting, Inc.*	266	20,434
Heidrick & Struggles International, Inc.	472	18,092
HMS Holdings Corp.*	869	25,731
K12, Inc.*	821	28,021
LiveRamp Holdings, Inc.*(a)	362	19,754
Medifast, Inc.	95	12,117
Rent-A-Center, Inc.*	1,053	21,976
Rosetta Stone, Inc.*	1,004	21,937
Total Commercial Services		290,425

Computers — 5.2%
Carbonite, Inc.*(a)	1,071	26,572
Endava PLC (United Kingdom)*(b)	837	23,017
ForeScout Technologies, Inc.*	764	32,019
Insight Enterprises, Inc.*	393	21,639
OneSpan, Inc.*	1,097	21,084
Qualys, Inc.*(a)	351	29,042
Rapid7, Inc.*	448	22,673
Stratasys Ltd.*(a)	863	20,557
Sykes Enterprises, Inc.*	686	19,400
Tenable Holdings, Inc.*	719	22,764

1

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Computers (continued)
WNS Holdings Ltd. (India)*(b)	387	$20,615
Total Computers		259,382

Cosmetics / Personal Care — 0.6%
Inter Parfums, Inc.	358	27,161

Distribution / Wholesale — 1.3%
Core-Mark Holding Co., Inc.	608	22,575
Fossil Group, Inc.*(a)	798	10,949
G-III Apparel Group Ltd.*(a)	443	17,702
Triton International Ltd. (Bermuda)	489	15,208
Total Distribution / Wholesale		66,434

Diversified Financial Services — 1.7%
Blucora, Inc.*	690	23,032
Encore Capital Group, Inc.*(a)	435	11,845
Navient Corp.	1,518	17,563
Stifel Financial Corp.(a)	381	20,102
WageWorks, Inc.*	318	12,008
Total Diversified Financial Services		84,550

Electric — 1.4%
Ameresco, Inc., Class A*	1,622	26,244
El Paso Electric Co.	339	19,940
PNM Resources, Inc.	475	22,486
Total Electric		68,670

Electrical Components & Equipment — 1.2%
Encore Wire Corp.	355	20,313
Energizer Holdings, Inc.(a)	380	17,074
Novanta, Inc.*	266	22,538
Total Electrical Components & Equipment		59,925

Electronics — 3.4%
Alarm.com Holdings, Inc.*(a)	507	32,904
Brady Corp., Class A	437	20,281
Comtech Telecommunications Corp.	1,014	23,545
KEMET Corp.(a)	1,070	18,158
Napco Security Technologies, Inc.*	1,056	21,902
Park Electrochemical Corp.	1,336	20,975
Vishay Intertechnology, Inc.	872	16,106
Vishay Precision Group, Inc.*	464	15,873
Total Electronics		169,744

Energy – Alternate Sources — 0.9%
Azure Power Global Ltd. (India)*	2,023	22,799
TPI Composites, Inc.*(a)	727	20,807
Total Energy – Alternate Sources		43,606

Investments	Shares	Value
COMMON STOCKS (continued)

Engineering & Construction — 2.0%
Arcosa, Inc.	708	$21,629
Exponent, Inc.	560	32,323
Great Lakes Dredge & Dock Corp.*	2,627	23,407
MYR Group, Inc.*	616	21,332
Total Engineering & Construction		98,691

Entertainment — 0.5%
Monarch Casino & Resort, Inc.*	550	24,156

Environmental Control — 0.5%
Clean Harbors, Inc.*	322	23,033

Food — 0.6%
Sanderson Farms, Inc.	178	23,468
United Natural Foods, Inc.*(a)	461	6,094
Total Food		29,562

Forest Products & Paper — 0.6%
Clearwater Paper Corp.*	646	12,584
Resolute Forest Products, Inc.	1,943	15,350
Total Forest Products & Paper		27,934

Hand / Machine Tools — 0.4%
Kennametal, Inc.	496	18,228

Healthcare – Products — 4.9%
Avanos Medical, Inc.*(a)	292	12,462
Cardiovascular Systems, Inc.*	566	21,882
CONMED Corp.(a)	310	25,786
Genomic Health, Inc.*	250	17,512
Lantheus Holdings, Inc.*	903	22,105
Merit Medical Systems, Inc.*(a)	846	52,308
Orthofix Medical, Inc.*	320	18,051
Repligen Corp.*(a)	296	17,488
Surmodics, Inc.*	470	20,436
Tactile Systems Technology, Inc.*(a)	662	34,901
Total Healthcare – Products		242,931

Healthcare – Services — 1.8%
Ensign Group, Inc. (The)	438	22,421
LHC Group, Inc.*	322	35,697
Providence Service Corp. (The)*	273	18,187
Tivity Health, Inc.*(a)	582	10,220
Total Healthcare – Services		86,525

Home Builders — 0.3%
LCI Industries(a)	210	16,132

Home Furnishings — 0.4%
iRobot Corp.*(a)	175	20,596

2

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Household Products / Wares — 0.4%
Central Garden & Pet Co.*(a)	706	$18,045

Insurance — 2.4%
Argo Group International Holdings Ltd.	328	23,176
CNO Financial Group, Inc.	897	14,513
FGL Holdings	2,073	16,315
Health Insurance Innovations, Inc., Class A*(a)	569	15,261
NMI Holdings, Inc., Class A*	1,069	27,655
Safety Insurance Group, Inc.	251	21,872
Total Insurance		118,792

Internet — 3.4%
1-800-Flowers.Com, Inc., Class A*	1,243	22,660
ChannelAdvisor Corp.*	1,805	21,985
FireEye, Inc.*(a)	1,152	19,342
Meet Group, Inc. (The)*	4,105	20,648
NIC, Inc.	1,430	24,439
Perficient, Inc.*	859	23,528
Stitch Fix, Inc., Class A*(a)	719	20,297
Yelp, Inc.*(a)	465	16,043
Total Internet		168,942

Iron/Steel — 0.8%
Allegheny Technologies, Inc.*(a)	782	19,996
Schnitzer Steel Industries, Inc., Class A	746	17,904
Total Iron/Steel		37,900

Leisure Time — 1.8%
Clarus Corp.	1,846	23,648
Fox Factory Holding Corp.*(a)	616	43,052
YETI Holdings, Inc.*(a)	744	22,506
Total Leisure Time		89,206

Machinery – Diversified — 1.7%
Alamo Group, Inc.	221	22,087
Chart Industries, Inc.*	458	41,458
CSW Industrials, Inc.*	390	22,343
Total Machinery – Diversified		85,888

Media — 0.4%
Gannett Co., Inc.(a)	1,658	17,475

Metal Fabricate / Hardware — 0.4%
Mueller Industries, Inc.	690	21,625

Mining — 0.4%
Materion Corp.	343	19,572

Investments	Shares	Value
COMMON STOCKS (continued)

Miscellaneous Manufacturing — 2.8%
American Outdoor Brands Corp.*	1,398	$13,057
Axon Enterprise, Inc.*	304	16,541
ESCO Technologies, Inc.	335	22,455
Fabrinet (Thailand)*	365	19,112
Federal Signal Corp.	758	19,701
John Bean Technologies Corp.(a)	351	32,253
Proto Labs, Inc.*(a)	152	15,981
Total Miscellaneous Manufacturing		139,100

Office Furnishings — 0.3%
Steelcase, Inc., Class A	1,149	16,718

Oil & Gas — 1.0%
CNX Resources Corp.*	1,257	13,538
Par Pacific Holdings, Inc.*	1,273	22,672
PDC Energy, Inc.*(a)	266	10,821
Total Oil & Gas		47,031

Oil & Gas Services — 1.5%
Archrock, Inc.	2,241	21,917
Dril-Quip, Inc.*(a)	491	22,512
McDermott International, Inc.*(a)	889	6,614
USA Compression Partners LP(a)	1,396	21,792
Total Oil & Gas Services		72,835

Packaging & Containers — 0.3%
Greif, Inc., Class A	388	16,005

Pharmaceuticals — 2.1%
Anika Therapeutics, Inc.*(a)	546	16,511
Enanta Pharmaceuticals, Inc.*(a)	419	40,023
Pacira Pharmaceuticals, Inc.*	459	17,469
Vanda Pharmaceuticals, Inc.*(a)	764	14,058
Xencor, Inc.*(a)	495	15,375
Total Pharmaceuticals		103,436

Real Estate — 1.7%
HFF, Inc., Class A	410	19,577
Landmark Infrastructure Partners LP	1,387	23,524
McGrath RentCorp	367	20,761
RMR Group, Inc. (The), Class A	342	20,855
Total Real Estate		84,717

REITS — 4.7%
AG Mortgage Investment Trust, Inc.	925	15,577
Agree Realty Corp.	399	27,667
Alexander & Baldwin, Inc.(a)	951	24,194
EastGroup Properties, Inc.	210	23,444
Four Corners Property Trust, Inc.	763	22,585

3

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

REITS (continued)
iStar, Inc.(a)	1,283	$10,803
Office Properties Income Trust	781	21,587
Rexford Industrial Realty, Inc.	540	19,337
STAG Industrial, Inc.	702	20,814
Terreno Realty Corp.	544	22,870
Tier REIT, Inc.	802	22,985
Total REITS		231,863

Retail — 6.6%
Abercrombie & Fitch Co., Class A(a)	712	19,516
America's Car-Mart, Inc.*	292	26,671
BJ's Restaurants, Inc.(a)	357	16,879
Boot Barn Holdings, Inc.*(a)	799	23,522
Conn's, Inc.*(a)	620	14,173
Dillard's, Inc., Class A	238	17,141
Guess?, Inc.	1,291	25,304
La-Z-Boy, Inc.	663	21,872
Movado Group, Inc.	622	22,628
Noodles & Co.*	1,817	12,356
PC Connection, Inc.	591	21,672
PCM, Inc.*	648	23,736
Ruth's Hospitality Group, Inc.	703	17,990
Shoe Carnival, Inc.	523	17,798
Tailored Brands, Inc.(a)	538	4,218
Vera Bradley, Inc.*	1,359	18,007
Zumiez, Inc.*(a)	926	23,048
Total Retail		326,531

Savings & Loans — 0.7%
Meridian Bancorp, Inc.	1,152	18,075
OceanFirst Financial Corp.	740	17,804
Total Savings & Loans		35,879

Semiconductors — 2.1%
AVX Corp.	1,028	17,826
Brooks Automation, Inc.(a)	792	23,229
Cabot Microelectronics Corp.(a)	199	22,280
Diodes, Inc.*	605	20,993
Nanometrics, Inc.*	558	17,231
Total Semiconductors		101,559

Software — 8.4%
ACI Worldwide, Inc.*	806	26,493
Blackline, Inc.*	395	18,296
Castlight Health, Inc., Class B*	5,583	20,936
Cloudera, Inc.*(a)	1,632	17,854
CommVault Systems, Inc.*	317	20,523

Investments	Shares	Value
COMMON STOCKS (continued)

Software (continued)
Ebix, Inc.(a)	458	$22,611
Five9, Inc.*	649	34,287
Glu Mobile, Inc.*	4,701	51,429
Manhattan Associates, Inc.*(a)	472	26,012
ManTech International Corp., Class A	345	18,637
MicroStrategy, Inc., Class A*	149	21,493
Monotype Imaging Holdings, Inc.	931	18,518
Omnicell, Inc.*	268	21,665
Radware Ltd. (Israel)*	756	19,754
SailPoint Technologies Holding, Inc.*	807	23,177
Sapiens International Corp. NV (Israel)	1,827	27,917
SPS Commerce, Inc.*	232	24,606
Total Software		414,208

Telecommunications — 2.7%
Acacia Communications, Inc.*	548	31,428
Digi International, Inc.*	1,727	21,881
InterDigital, Inc.	240	15,835
Shenandoah Telecommunications Co.	560	24,842
Telephone & Data Systems, Inc.	535	16,441
Viavi Solutions, Inc.*(a)	1,838	22,754
Total Telecommunications		133,181

Textiles — 0.3%
UniFirst Corp.	108	16,578

Transportation — 3.1%
Covenant Transportation Group, Inc., Class A*	674	12,793
Echo Global Logistics, Inc.*	690	17,098
Frontline Ltd. (Norway)*	2,934	18,954
Genco Shipping & Trading Ltd.*	1,305	9,735
Marten Transport Ltd.	899	16,029
Navigator Holdings Ltd.*	2,006	22,066
SEACOR Holdings, Inc.*	348	14,713
Tidewater, Inc.*	917	21,265
Werner Enterprises, Inc.(a)	557	19,022
Total Transportation		151,675

Trucking & Leasing — 0.4%
GATX Corp.(a)	189	14,434
Greenbrier Cos., Inc. (The)(a)	237	7,638
Total Trucking & Leasing		22,072
Total Common Stocks
(Cost $4,560,887)		4,987,475

4

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Shares/ Principal	Value
MONEY MARKET FUND — 0.6%
STIT – Government & Agency Portfolio, Institutional Class, 2.34%(c) (Cost $29,559)	29,559	$29,559

REPURCHASE AGREEMENT — 3.8%(d)
Citibank NA, dated 03/29/19, due 04/01/19, 2.65%, total to be received $189,253, (collateralized by various U.S. Government Agency Obligations, 2.96%-4.50%, 01/01/28-07/01/48, totaling $192,794)
(Cost $189,211)	$189,211	189,211
Total Investments — 105.4%
(Cost $4,779,657)		5,206,245
Liabilities in Excess of Other Assets — (5.4%)		(265,081)
Net Assets — 100.0%		$4,941,164

LP — Limited Partnership

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,351,769; the aggregate market value of the collateral held by the fund is $1,382,912. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,193,701.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2019.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

5

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,987,475	$—	$—	$4,987,475
Money Market Fund	29,559	—	—	29,559
Repurchase Agreement	—	189,211	—	189,211
Total	$5,017,034	$189,211	$—	$5,206,245

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	0.3%
Airlines	1.5
Apparel	0.4
Auto Parts & Equipment	0.8
Banks	6.2
Beverages	0.8
Biotechnology	5.0
Building Materials	0.5
Chemicals	1.5
Commercial Services	5.9
Computers	5.2
Cosmetics / Personal Care	0.6
Distribution / Wholesale	1.3
Diversified Financial Services	1.7
Electric	1.4
Electrical Components & Equipment	1.2
Electronics	3.4
Energy – Alternate Sources	0.9
Engineering & Construction	2.0
Entertainment	0.5
Environmental Control	0.5
Food	0.6
Forest Products & Paper	0.6
Hand / Machine Tools	0.4
Healthcare – Products	4.9
Healthcare – Services	1.8
Home Builders	0.3
Home Furnishings	0.4
Household Products / Wares	0.4

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Insurance	2.4%
Internet	3.4
Iron/Steel	0.8
Leisure Time	1.8
Machinery – Diversified	1.7
Media	0.4
Metal Fabricate / Hardware	0.4
Mining	0.4
Miscellaneous Manufacturing	2.8
Office Furnishings	0.3
Oil & Gas	1.0
Oil & Gas Services	1.5
Packaging & Containers	0.3
Pharmaceuticals	2.1
Real Estate	1.7
REITS	4.7
Retail	6.6
Savings & Loans	0.7
Semiconductors	2.1
Software	8.4
Telecommunications	2.7
Textiles	0.3
Transportation	3.1
Trucking & Leasing	0.4
Money Market Fund	0.6
Repurchase Agreement	3.8
Total Investments	105.4
Liabilities in Excess of Other Assets	(5.4)
Net Assets	100.0%

6

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.8%

Aerospace/Defense — 3.6%
Airbus SE (France)(a)	116,841	$3,868,605

Airlines — 2.4%
Gol Linhas Aereas Inteligentes SA (Brazil)*(a)(b)	200,435	2,615,677

Apparel — 3.1%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	45,100	3,324,321

Beverages — 5.1%
Cia Cervecerias Unidas SA (Chile)(a)	95,840	2,823,447
Diageo PLC (United Kingdom)(a)	16,861	2,758,628
Total Beverages		5,582,075

Biotechnology — 3.5%
Argenx SE (Netherlands)*(a)(b)	30,593	3,819,230

Computers — 8.5%
Check Point Software Technologies Ltd. (Israel)*	23,644	2,990,729
Infosys Ltd. (India)(a)(b)	299,260	3,270,912
WNS Holdings Ltd. (India)*(a)	54,799	2,919,143
Total Computers		9,180,784

Electric — 4.7%
Centrais Eletricas Brasileiras SA (Brazil)*(a)(b)	286,875	2,685,150
Cia Energetica de Minas Gerais (Brazil)(a)(b)	685,856	2,448,506
Total Electric		5,133,656

Electronics — 2.9%
Allegion PLC	34,203	3,102,554

Food — 7.7%
Cia Brasileira de Distribuicao (Brazil)(a)	120,422	2,803,424
Cosan Ltd., Class A (Brazil)	227,585	2,637,710
Nestle SA (Switzerland)(a)	30,634	2,920,033
Total Food		8,361,167

Healthcare – Products — 2.6%
Smith & Nephew PLC (United Kingdom)(a)	69,666	2,794,303

Healthcare – Services — 2.7%
ICON PLC (Ireland)*	21,189	2,893,994

Investments	Shares	Value
COMMON STOCKS (continued)

Internet — 5.5%
21Vianet Group, Inc. (China)*(a)	291,211	$2,312,215
MercadoLibre, Inc. (Argentina)*(b)	7,293	3,702,875
Total Internet		6,015,090

Iron / Steel — 4.5%
Cia Siderurgica Nacional SA (Brazil)*(a)	692,887	2,847,766
Vale SA (Brazil)(a)(b)	154,376	2,016,150
Total Iron / Steel		4,863,916

Mining — 9.4%
AngloGold Ashanti Ltd. (South Africa)(a)	201,246	2,636,323
BHP Group Ltd. (Australia)(a)(b)	45,126	2,467,038
Cia de Minas Buenaventura SAA (Peru)(a)(b)	154,905	2,676,758
Gold Fields Ltd. (South Africa)(a)(b)	660,146	2,462,345
Total Mining		10,242,464

Oil & Gas — 3.9%
CNOOC Ltd. (China)(a)	22,601	4,198,362

Pharmaceuticals — 8.8%
AstraZeneca PLC (United Kingdom)(a)(b)	70,766	2,861,069
Galapagos NV (Belgium)*(a)(b)	32,316	3,806,179
Novartis AG (Switzerland)(a)	29,930	2,877,470
Total Pharmaceuticals		9,544,718

Telecommunications — 17.1%
China Mobile Ltd. (China)(a)	49,367	2,517,223
Intelsat SA*(b)	238,310	3,731,935
KT Corp. (South Korea)(a)	182,648	2,272,141
Nice Ltd. (Israel)*(a)	38,349	4,698,136
SK Telecom Co., Ltd. (South Korea)(a)	88,669	2,171,504
Telefonaktiebolaget LM Ericsson (Sweden)(a)	345,557	3,172,213
Total Telecommunications		18,563,152

Transportation — 2.8%
ZTO Express Cayman, Inc. (China)(a)(b)	163,224	2,983,735
Total Common Stocks
(Cost $102,368,823)		107,087,803

7

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
MONEY MARKET FUND — 1.2%

Invesco Government & Agency Portfolio – Private Investment Class, 2.04%(c) (Cost $1,296,411)	$1,296,411	$1,296,411

REPURCHASE AGREEMENTS — 5.4%(d)
Daiwa Capital Markets America, dated 03/29/19, due 04/01/19, 2.65%, total to be received $1,373,552, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/11/19–03/20/49, totaling $1,396,662)	1,373,249	1,373,249
HSBC Securities USA, Inc., dated 03/29/19, due 04/01/19, 2.59%, total to be received $1,373,545, (collateralized by various U.S. Government Agency Obligations, 0.00%–4.50%, 08/15/39–11/20/48, totaling $1,397,095)	1,373,249	1,373,249
Mizuho Securities USA, Inc., dated 03/29/19, due 04/01/19, 2.61%, total to be received $1,373,548, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 10/01/19–07/01/48, totaling $1,397,225)	1,373,249	1,373,249
Nomura Securities International, Inc., dated 03/29/19, due 04/01/19, 2.60%, total to be received $406,830, (collateralized by various U.S. Government Agency Obligations, 0.00%–1.63%, 05/15/24–11/15/48, totaling $414,864)	406,742	406,742

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

RBC Dominion Securities, Inc., dated 03/29/19, due 04/01/19, 2.65%, total to be received $1,373,552, (collateralized by various U.S. Government Agency Obligations, 0.00%–7.00%, 04/11/19–09/09/49, totaling $1,396,561)	$1,373,249	$1,373,249
Total Repurchase Agreements
(Cost $5,899,738)		5,899,738
Total Investments — 105.4%
(Cost $109,564,972)		114,283,952
Liabilities in Excess of Other Assets — (5.4%)		(5,904,535)
Net Assets — 100.0%		$108,379,417

PLC — Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $16,819,228; the aggregate market value of the collateral held by the fund is $17,232,341. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $11,332,603.
(c)	Rate shown reflects the 7-day yield as of March 31, 2019.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

8

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$107,087,803	$—	$—	$107,087,803
Money Market Fund	1,296,411	—	—	1,296,411
Repurchase Agreements	—	5,899,738	—	5,899,738
Total	$108,384,214	$5,899,738	$—	$114,283,952

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	3.6%
Airlines	2.4
Apparel	3.1
Beverages	5.1
Biotechnology	3.5
Computers	8.5
Electric	4.7
Electronics	2.9
Food	7.7
Healthcare – Products	2.6
Healthcare – Services	2.7
Internet	5.5
Iron / Steel	4.5
Mining	9.4
Oil & Gas	3.9
Pharmaceuticals	8.8
Telecommunications	17.1
Transportation	2.8
Money Market Fund	1.2
Repurchase Agreements	5.4
Total Investments	105.4
Liabilities in Excess of Other Assets	(5.4)
Net Assets	100.0%

9

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.4%

Advertising — 2.2%
Boston Omaha Corp., Class A*	316	$7,881
Fluent, Inc.*	1,801	10,122
National CineMedia, Inc.	938	6,613
SharpSpring, Inc.*(a)	714	11,438
Total Advertising		36,054

Aerospace/Defense — 1.0%
Ducommun, Inc.*	228	9,922
National Presto Industries, Inc.(a)	63	6,839
Total Aerospace/Defense		16,761

Agriculture — 0.8%
Turning Point Brands, Inc.(a)	279	12,859

Airlines — 1.1%
SkyWest, Inc.	321	17,427

Apparel — 0.5%
Rocky Brands, Inc.	327	7,835

Auto Manufacturers — 0.4%
Kandi Technologies Group, Inc. (China)*	1,072	6,014

Auto Parts & Equipment — 0.5%
Miller Industries, Inc.	264	8,144

Banks — 5.8%
Bank of Commerce Holdings	594	6,267
Bank of Marin Bancorp	181	7,365
Baycom Corp.*	321	7,267
First Bancshares, Inc. (The)	228	7,045
First Community Bankshares, Inc.	232	7,688
Independent Bank Corp.	438	9,417
Macatawa Bank Corp.	858	8,528
OFG Bancorp (Puerto Rico)	621	12,290
Old Second Bancorp, Inc.	708	8,914
Parke Bancorp, Inc.	339	7,082
Sierra Bancorp	234	5,686
United Security Bancshares	750	7,950
Total Banks		95,499

Beverages — 0.9%
New Age Beverages Corp.*(a)	1,208	6,354
Primo Water Corp.*(a)	505	7,807
Total Beverages		14,161

Investments	Shares	Value
COMMON STOCKS (continued)

Biotechnology — 5.3%
Affimed N.V. (Germany)*	2,131	$8,950
Aldeyra Therapeutics, Inc.*	800	7,224
BioCryst Pharmaceuticals, Inc.*(a)	1,086	8,840
Cara Therapeutics, Inc.*	425	8,338
Cerecor, Inc.*	1,884	11,002
ChemoCentryx, Inc.*	585	8,126
Krystal Biotech, Inc.*(a)	343	11,285
Veracyte, Inc.*	578	14,462
Vericel Corp.*(a)	478	8,370
Total Biotechnology		86,597

Chemicals — 1.1%
Codexis, Inc.*(a)	882	18,107

Coal — 1.0%
Advanced Emissions Solutions, Inc.(a)	686	7,930
Natural Resource Partners LP	192	8,064
Total Coal		15,994

Commercial Services — 4.5%
Care.com, Inc.*	429	8,477
Career Education Corp.*	924	15,265
Chegg, Inc.*(a)	522	19,899
Evo Payments, Inc., Class A*	314	9,122
Hackett Group, Inc. (The)	369	5,830
Heidrick & Struggles International, Inc.	210	8,049
International Money Express, Inc.*(a)	637	7,427
Total Commercial Services		74,069

Computers — 1.4%
Agilysys, Inc.*	398	8,426
PAR Technology Corp.*(a)	603	14,749
Total Computers		23,175

Diversified Financial Services — 2.6%
America First Multifamily Investors LP	1,205	8,278
Blucora, Inc.*	309	10,314
Hamilton Lane, Inc., Class A	213	9,283
Oppenheimer Holdings, Inc., Class A	282	7,338
World Acceptance Corp.*(a)	72	8,433
Total Diversified Financial Services		43,646

10

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Electric — 1.1%
Ameresco, Inc., Class A*	642	$10,388
Genie Energy Ltd., Class B	931	7,913
Total Electric		18,301

Electrical Components & Equipment — 1.7%
American Superconductor Corp.*(a)	699	8,989
Novanta, Inc.*	231	19,573
Total Electrical Components & Equipment		28,562

Electronics — 4.8%
Allied Motion Technologies, Inc.	171	5,879
Camtek Ltd. (Israel)	864	7,707
Fluidigm Corp.*	968	12,865
Ituran Location and Control Ltd. (Israel)	244	8,332
Mesa Laboratories, Inc.	46	10,603
Napco Security Technologies, Inc.*	392	8,130
NVE Corp.	75	7,342
Stoneridge, Inc.*	270	7,792
Vishay Precision Group, Inc.*	294	10,058
Total Electronics		78,708

Energy – Alternate Sources — 2.3%
Enphase Energy, Inc.*(a)	1,116	10,301
FutureFuel Corp.	456	6,110
Renewable Energy Group, Inc.*	543	11,924
Sunrun, Inc.*	675	9,491
Total Energy – Alternate Sources		37,826

Engineering & Construction — 0.6%
Great Lakes Dredge & Dock Corp.*	1,030	9,177

Entertainment — 2.4%
Eldorado Resorts, Inc.*(a)	690	32,216
Monarch Casino & Resort, Inc.*	156	6,852
Total Entertainment		39,068

Environmental Control — 3.2%
AquaVenture Holdings Ltd.*	432	8,359
Casella Waste Systems, Inc., Class A*	771	27,417
Heritage-Crystal Clean, Inc.*	308	8,454
Pure Cycle Corp.*	879	8,667
Total Environmental Control		52,897

Food — 0.6%
Chefs' Warehouse, Inc. (The)*	315	9,781

Investments	Shares	Value
COMMON STOCKS (continued)

Gas — 0.5%
Global Partners LP(a)	441	$8,670

Healthcare – Products — 9.7%
Apyx Medical Corp.*	917	5,786
BioLife Solutions, Inc.*	433	7,746
CareDx, Inc.*(a)	1,023	32,245
Cerus Corp.*	1,473	9,177
Hanger, Inc.*	353	6,725
iRadimed Corp.*	300	8,427
Lantheus Holdings, Inc.*	354	8,666
NanoString Technologies, Inc.*	567	13,568
OrthoPediatrics Corp.*(a)	320	14,153
Quanterix Corp.*	368	9,505
Quotient Ltd.*	1,206	10,866
STAAR Surgical Co.*(a)	498	17,027
Surmodics, Inc.*	168	7,305
Tactile Systems Technology, Inc.*(a)	154	8,119
Total Healthcare – Products		159,315

Healthcare – Services — 1.7%
Addus HomeCare Corp.*(a)	159	10,111
R1 RCM, Inc.*	999	9,660
RadNet, Inc.*(a)	711	8,809
Total Healthcare – Services		28,580

Insurance — 2.0%
eHealth, Inc.*(a)	300	18,702
Kinsale Capital Group, Inc.	210	14,400
Total Insurance		33,102

Internet — 4.0%
1-800-Flowers.Com, Inc., Class A*	478	8,714
Attunity Ltd. (Israel)*	524	12,288
Liquidity Services, Inc.*	939	7,240
Meet Group, Inc. (The)*	1,960	9,859
Rubicon Project, Inc. (The)*	1,706	10,372
Tucows, Inc., Class A*	115	9,336
Zix Corp.*	1,115	7,671
Total Internet		65,480

Iron / Steel — 0.8%
Mesabi Trust	447	13,093

Leisure Time — 1.8%
Clarus Corp.	780	9,992
Lindblad Expeditions Holdings, Inc.*	639	9,745
Malibu Boats, Inc., Class A*	240	9,499
Total Leisure Time		29,236

11

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Metal Fabricate / Hardware — 0.5%
Northwest Pipe Co.*(a)	330	$7,920

Oil & Gas — 0.9%
Geopark Ltd. (Colombia)*	819	14,161

Oil & Gas Services — 1.4%
DMC Global, Inc.	330	16,381
Matrix Service Co.*	382	7,480
Total Oil & Gas Services		23,861

Pharmaceuticals — 5.4%
Aeglea BioTherapeutics, Inc.*	816	6,569
Axsome Therapeutics, Inc.*(a)	793	11,284
BioDelivery Sciences International, Inc.*	1,883	9,980
BioSpecifics Technologies Corp.*	119	7,417
Harrow Health, Inc.*	1,408	7,012
KalVista Pharmaceuticals, Inc.*	433	12,392
Lifevantage Corp.*	754	10,775
Osiris Therapeutics, Inc.*	597	11,343
Ra Pharmaceuticals, Inc.*	542	12,141
Total Pharmaceuticals		88,913

Pipelines — 0.5%
Oasis Midstream Partners LP	369	7,498

REITS — 6.2%
Arbor Realty Trust, Inc.(a)	800	10,376
Ares Commercial Real Estate Corp.	545	8,279
Cherry Hill Mortgage Investment Corp.(a)	411	7,077
Community Healthcare Trust, Inc.(a)	261	9,367
Global Medical REIT, Inc.	753	7,395
Granite Point Mortgage Trust, Inc.	404	7,502
Innovative Industrial Properties, Inc.	237	19,361
Jernigan Capital, Inc.	329	6,922
NexPoint Residential Trust, Inc.	262	10,045
NorthStar Realty Europe Corp.	448	7,777
One Liberty Properties, Inc.	289	8,381
Total REITS		102,482

Retail — 3.2%
America's Car-Mart, Inc.*	148	13,518
PCM, Inc.*	406	14,872
PetIQ, Inc.*(a)	249	7,821
Ruth's Hospitality Group, Inc.	294	7,523

Investments	Shares	Value
COMMON STOCKS (continued)

Retail (continued)
Shoe Carnival, Inc.	283	$9,631
Total Retail		53,365

Semiconductors — 0.4%
Photronics, Inc.*	757	7,154

Software — 9.0%
AppFolio, Inc., Class A*(a)	204	16,198
Bandwidth, Inc., Class A*	215	14,396
Everbridge, Inc.*(a)	234	17,552
Five9, Inc.*	591	31,223
Glu Mobile, Inc.*	1,839	20,119
Inseego Corp.*(a)	1,673	7,897
LivePerson, Inc.*	471	13,668
Simulations Plus, Inc.(a)	432	9,119
Upland Software, Inc.*	408	17,283
Total Software		147,455

Telecommunications — 3.6%
AudioCodes Ltd. (Israel)	926	12,816
Ceragon Networks Ltd. (Israel)*	1,839	6,602
Harmonic, Inc.*(a)	1,578	8,553
NeoPhotonics Corp.*	1,014	6,378
Ooma, Inc.*	563	7,454
pdvWireless, Inc.*(a)	201	7,067
RF Industries Ltd.	903	6,086
RigNet, Inc.*	459	4,485
Total Telecommunications		59,441

Toys / Games / Hobbies — 0.5%
Funko, Inc., Class A*(a)	405	8,797

Transportation — 1.0%
ArcBest Corp.(a)	213	6,558
PAM Transportation Services, Inc.*	195	9,544
Total Transportation		16,102

Water — 0.5%
Middlesex Water Co.	163	9,126
Total Common Stocks
(Cost $1,499,382)		1,634,413

MONEY MARKET FUND — 1.5%
STIT – Government & Agency Portfolio, Institutional Class, 2.34%(b) (Cost $25,372)	25,372	25,372

12

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Shares/ Principal	Value
REPURCHASE AGREEMENT — 5.8%(c)
RBC Dominion Securities, Inc., dated 03/29/19, due 04/01/19, 2.65%, total to be received $95,211, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 04/11/19-09/09/49, totaling $96,806)
(Cost $95,190)	$95,190	$95,190
Total Investments — 106.7%
(Cost $1,619,944)		1,754,975
Liabilities in Excess of Other Assets — (6.7%)		(110,148)
Net Assets — 100.0%		$1,644,827

LP — Limited Partnership

REITS — Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $419,953; the aggregate market value of the collateral held by the fund is $430,179. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $334,989.
(b)	Rate shown reflects the 7-day yield as of March 31, 2019.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

13

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,634,413	$—	$—	$1,634,413
Money Market Fund	25,372	—	—	25,372
Repurchase Agreement	—	95,190	—	95,190
Total	$1,659,785	$95,190	$—	$1,754,975

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	2.2%
Aerospace/Defense	1.0
Agriculture	0.8
Airlines	1.1
Apparel	0.5
Auto Manufacturers	0.4
Auto Parts & Equipment	0.5
Banks	5.8
Beverages	0.9
Biotechnology	5.3
Chemicals	1.1
Coal	1.0
Commercial Services	4.5
Computers	1.4
Diversified Financial Services	2.6
Electric	1.1
Electrical Components & Equipment	1.7
Electronics	4.8
Energy – Alternate Sources	2.3
Engineering & Construction	0.6
Entertainment	2.4
Environmental Control	3.2
Food	0.6
Gas	0.5
Healthcare – Products	9.7
Healthcare – Services	1.7
Insurance	2.0
Internet	4.0
Iron / Steel	0.8

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Leisure Time	1.8%
Metal Fabricate / Hardware	0.5
Oil & Gas	0.9
Oil & Gas Services	1.4
Pharmaceuticals	5.4
Pipelines	0.5
REITS	6.2
Retail	3.2
Semiconductors	0.4
Software	9.0
Telecommunications	3.6
Toys / Games / Hobbies	0.5
Transportation	1.0
Water	0.5
Money Market Fund	1.5
Repurchase Agreement	5.8
Total Investments	106.7
Liabilities in Excess of Other Assets	(6.7)
Net Assets	100.0%

14

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 16.7%

Debt Fund — 16.7%
AdvisorShares Sage Core Reserves ETF†
(Cost $2,485,250)	25,000	$2,485,250

MONEY MARKET FUND — 41.3%
STIT – Government & Agency Portfolio, Institutional Class, 2.34%(a) (Cost $6,162,290)	6,162,290	6,162,290
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $8,647,540)		8,647,540

Securities Sold, Not Yet Purchased — (102.9)%(b)

COMMON STOCKS — (102.9)%

Airlines — (0.9)%
American Airlines Group, Inc.	(4,391)	(139,458)

Auto Parts & Equipment — (2.8)%
Adient PLC	(11,088)	(143,701)
Goodyear Tire & Rubber Co. (The)	(7,289)	(132,295)
Visteon Corp.*	(2,104)	(141,704)
Total Auto Parts & Equipment		(417,700)

Banks — (3.9)%
Bank OZK	(4,601)	(133,337)
State Street Corp.	(2,059)	(135,503)
Synovus Financial Corp.	(4,516)	(155,170)
Texas Capital Bancshares, Inc.*	(2,833)	(154,653)
Total Banks		(578,663)

Beverages — (1.1)%
National Beverage Corp.	(2,794)	(161,298)

Biotechnology — (1.2)%
Alnylam Pharmaceuticals, Inc.*	(1,991)	(186,059)

Building Materials — (4.2)%
Eagle Materials, Inc.	(2,131)	(179,643)
Fortune Brands Home & Security, Inc.	(3,311)	(157,637)
JELD-WEN Holding, Inc.*	(9,655)	(170,507)
Owens Corning	(2,625)	(123,690)
Total Building Materials		(631,477)

Chemicals — (4.3)%
Huntsman Corp.	(7,572)	(170,294)
Olin Corp.	(7,390)	(171,005)
Univar, Inc.*	(6,924)	(153,436)
Westlake Chemical Corp.	(2,168)	(147,120)
Total Chemicals		(641,855)

Investments	Shares	Value
COMMON STOCKS (continued)

Commercial Services — (3.3)%
ManpowerGroup, Inc.	(2,026)	$(167,530)
United Rentals, Inc.*	(1,334)	(152,409)
Weight Watchers International, Inc.*	(8,546)	(172,202)
Total Commercial Services		(492,141)

Computers — (1.9)%
DXC Technology Co.	(2,438)	(156,788)
Western Digital Corp.	(2,508)	(120,534)
Total Computers		(277,322)

Distribution/Wholesale — (1.0)%
LKQ Corp.*	(5,496)	(155,977)

Diversified Financial Services — (2.9)%
Affiliated Managers Group, Inc.	(1,270)	(136,030)
Alliance Data Systems Corp.	(943)	(165,006)
Invesco Ltd.	(6,981)	(134,803)
Total Diversified Financial Services		(435,839)

Electric — (1.1)%
PG&E Corp.*	(9,145)	(162,781)

Electronics — (1.1)%
Coherent, Inc.*	(1,133)	(160,569)

Engineering & Construction — (1.1)%
Fluor Corp.	(4,385)	(161,368)

Entertainment — (2.2)%
Marriott Vacations Worldwide Corp.	(1,958)	(183,073)
Scientific Games Corp.*	(6,830)	(139,469)
Total Entertainment		(322,542)

Environmental Control — (1.0)%
Stericycle, Inc.*	(2,872)	(156,294)

Food — (3.2)%
Conagra Brands, Inc.	(6,231)	(172,848)
Hain Celestial Group, Inc. (The)*	(6,347)	(146,742)
Kraft Heinz Co. (The)	(4,721)	(154,141)
Total Food		(473,731)

Hand / Machine Tools — (1.4)%
Colfax Corp.*	(6,984)	(207,285)

Healthcare – Services — (0.8)%
MEDNAX, Inc.*	(4,225)	(114,793)

Home Builders — (1.0)%
Thor Industries, Inc.	(2,310)	(144,075)

15

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Housewares — (0.7)%
Newell Brands, Inc.	(7,224)	$(110,816)
Insurance — (3.2)%
American International Group, Inc.	(3,503)	(150,839)
Brighthouse Financial, Inc.*	(4,268)	(154,886)
Unum Group	(5,063)	(171,281)
Total Insurance		(477,006)

Internet — (3.6)%
GrubHub, Inc.*	(2,319)	(161,101)
Snap, Inc., Class A*	(18,706)	(206,140)
Zillow Group, Inc., Class A*	(4,785)	(163,647)
Total Internet		(530,888)

Iron / Steel — (0.8)%
United States Steel Corp.	(5,833)	(113,685)

Lodging — (3.1)%
Caesars Entertainment Corp.*	(16,088)	(139,805)
Hilton Grand Vacations, Inc.*	(5,291)	(163,227)
Wynn Resorts Ltd.	(1,353)	(161,440)
Total Lodging		(464,472)

Machinery – Construction & Mining — (2.2)%
BWX Technologies, Inc.	(3,411)	(169,117)
Terex Corp.	(5,034)	(161,743)
Total Machinery – Construction & Mining		(330,860)

Machinery – Diversified — (1.1)%
Wabtec Corp.	(2,153)	(158,719)

Media — (1.1)%
DISH Network Corp., Class A*	(5,396)	(170,999)

Mining — (2.1)%
Alcoa Corp.*	(5,021)	(141,392)
Freeport-McMoRan, Inc.	(13,071)	(168,485)
Total Mining		(309,877)

Miscellaneous Manufacturing — (0.9)%
General Electric Co.	(14,028)	(140,140)

Oil & Gas — (11.0)%
Anadarko Petroleum Corp.	(3,563)	(162,045)
Antero Resources Corp.*	(13,650)	(120,529)
Apache Corp.	(4,423)	(153,301)
Centennial Resource Development, Inc., Class A*	(12,749)	(112,064)
Cimarex Energy Co.	(2,024)	(141,477)
Devon Energy Corp.	(5,539)	(174,811)

Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas (continued)
EQT Corp.	(6,690)	$(138,751)
Noble Energy, Inc.	(6,955)	(171,997)
Parsley Energy, Inc., Class A*	(7,272)	(140,350)
Transocean Ltd.*	(18,891)	(164,541)
WPX Energy, Inc.*	(12,101)	(158,644)
Total Oil & Gas		(1,638,510)

Oil & Gas Services — (7.0)%
Baker Hughes a GE Co.	(6,231)	(172,723)
Core Laboratories N.V.	(2,164)	(149,164)
Halliburton Co.	(4,449)	(130,356)
National Oilwell Varco, Inc.	(5,703)	(151,928)
Patterson-UTI Energy, Inc.	(9,791)	(137,270)
RPC, Inc.	(12,693)	(144,827)
Schlumberger Ltd.	(3,582)	(156,068)
Total Oil & Gas Services		(1,042,336)

Packaging & Containers — (1.1)%
Westrock Co.	(4,146)	(158,999)

Pharmaceuticals — (4.0)%
Alkermes PLC*	(3,680)	(134,283)
Mylan NV*	(5,477)	(155,218)
Nektar Therapeutics*	(4,154)	(139,575)
Perrigo Co. PLC	(3,437)	(165,526)
Total Pharmaceuticals		(594,602)

REITS — (1.0)%
Weyerhaeuser Co.	(5,844)	(153,931)

Retail — (4.0)%
Beacon Roofing Supply, Inc.*	(4,262)	(137,066)
L Brands, Inc.	(6,082)	(167,742)
Michaels Cos., Inc. (The)*	(11,232)	(128,269)
Tapestry, Inc.	(4,971)	(161,508)
Total Retail		(594,585)

Semiconductors — (3.6)%
Applied Materials, Inc.	(4,568)	(181,167)
IPG Photonics Corp.*	(1,097)	(166,503)
NVIDIA Corp.	(1,085)	(194,822)
Total Semiconductors		(542,492)

Software — (3.2)%
Activision Blizzard, Inc.	(3,226)	(146,880)
Blackbaud, Inc.	(2,110)	(168,230)
Electronic Arts, Inc.*	(1,600)	(162,608)
Total Software		(477,718)

16

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Telecommunications — (2.4)%
CommScope Holding Co., Inc.*	(8,725)	$(189,594)
Zayo Group Holdings, Inc.*	(6,095)	(173,220)
Total Telecommunications		(362,814)

Textiles — (0.8)%
Mohawk Industries, Inc.*	(887)	(111,895)

Toys/Games/Hobbies — (1.0)%
Mattel, Inc.*	(11,217)	(145,821)

Transportation — (4.6)%
FedEx Corp.	(901)	(163,451)
Knight-Swift Transportation Holdings, Inc.	(5,318)	(173,792)
Ryder System, Inc.	(2,846)	(176,424)
XPO Logistics, Inc.*	(3,137)	(168,582)
Total Transportation		(682,249)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(16,305,914)]		(15,334,641)

Total Investments — (44.9)%
(Cost $(7,658,374))		(6,687,101)

Other Assets in Excess of Liabilities — 144.9%		21,587,611
Net Assets — 100.0%		$14,900,510

ETF — Exchange Traded Fund

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of March 31, 2019.
(b)	As of March 31, 2019 cash in the amount of $17,691,271 has been segregated as collateral from the broker for securities sold short.

17

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,485,250	$—	$—	$2,485,250
Money Market Fund	6,162,290	—	—	6,162,290
Total	$8,647,540	$—	$—	$8,647,540

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(15,334,641)	$—	$—	$(15,334,641)
Total	$(15,334,641)	$—	$—	$(15,334,641)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Airlines	(0.9)%
Auto Parts & Equipment	(2.8)
Banks	(3.9)
Beverages	(1.1)
Biotechnology	(1.2)
Building Materials	(4.2)
Chemicals	(4.3)
Commercial Services	(3.3)
Computers	(1.9)
Debt Fund	16.7
Distribution/Wholesale	(1.0)
Diversified Financial Services	(2.9)
Electric	(1.1)
Electronics	(1.1)
Engineering & Construction	(1.1)
Entertainment	(2.2)
Environmental Control	(1.0)
Food	(3.2)
Hand / Machine Tools	(1.4)
Healthcare – Services	(0.8)
Home Builders	(1.0)
Housewares	(0.7)
Insurance	(3.2)
Internet	(3.6)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Iron / Steel	(0.8)%
Lodging	(3.1)
Machinery – Construction & Mining	(2.2)
Machinery – Diversified	(1.1)
Media	(1.1)
Mining	(2.1)
Miscellaneous Manufacturing	(0.9)
Oil & Gas	(11.0)
Oil & Gas Services	(7.0)
Packaging & Containers	(1.1)
Pharmaceuticals	(4.0)
REITS	(1.0)
Retail	(4.0)
Semiconductors	(3.6)
Software	(3.2)
Telecommunications	(2.4)
Textiles	(0.8)
Toys/Games/Hobbies	(1.0)
Transportation	(4.6)
Money Market Fund	41.3
Total Investments	(44.9)
Other Assets in Excess of Liabilities	144.9
Net Assets	100.0%

18

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2019 were as follows:

Affiliated Fund Name	Value at 6/30/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at 3/31/2019	Dividend Income
AdvisorShares Sage Core Reserves ETF	$—	$2,485,250	$—	$—	$—	$2,485,250	$28,902

19

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

(Formerly known as AdvisorShares Wilshire Buyback ETF)

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 97.2%

Aerospace/Defense — 4.6%
Boeing Co. (The)	2,343	$893,667
General Dynamics Corp.	6,275	1,062,232
Northrop Grumman Corp.	3,388	913,405
Total Aerospace/Defense		2,869,304

Agriculture — 2.9%
Philip Morris International, Inc.	20,746	1,833,739

Auto Manufacturers — 1.0%
General Motors Co.	17,320	642,572

Banks — 9.3%
Bank of America Corp.	52,995	1,462,132
Bank of New York Mellon Corp. (The)	24,800	1,250,664
JPMorgan Chase & Co.	16,677	1,688,213
PNC Financial Services Group, Inc. (The)	11,545	1,416,109
Total Banks		5,817,118

Commercial Services — 4.9%
IHS Markit Ltd.*	17,530	953,281
PayPal Holdings, Inc.*	13,546	1,406,617
Verisk Analytics, Inc.	5,221	694,393
Total Commercial Services		3,054,291

Diversified Financial Services — 4.7%
Intercontinental Exchange, Inc.	19,017	1,447,955
Visa, Inc., Class A(a)	9,443	1,474,902
Total Diversified Financial Services		2,922,857

Electric — 1.9%
American Electric Power Co., Inc.	7,215	604,256
Xcel Energy, Inc.	10,789	606,450
Total Electric		1,210,706

Food — 2.9%
US Foods Holding Corp.*	51,501	1,797,900

Healthcare – Services — 3.0%
Anthem, Inc.	6,527	1,873,118

Insurance — 3.9%
Chubb Ltd.	7,277	1,019,362
Willis Towers Watson PLC	7,899	1,387,459
Total Insurance		2,406,821

Investments	Shares	Value
COMMON STOCKS (continued)

Internet — 3.9%
Alibaba Group Holding Ltd. (China)*(b)	3,663	$668,314
Alphabet, Inc., Class A*	778	915,620
Amazon.com, Inc.*	465	828,049
Total Internet		2,411,983

Media — 2.8%
Comcast Corp., Class A	44,136	1,764,557

Miscellaneous Manufacturing — 1.3%
3M Co.	3,801	789,772

Oil & Gas — 9.6%
Anadarko Petroleum Corp.	12,400	563,952
Chevron Corp.	19,289	2,376,019
EOG Resources, Inc.	10,303	980,640
Marathon Oil Corp.	53,606	895,756
Pioneer Natural Resources Co.	7,597	1,156,871
Total Oil & Gas		5,973,238

Oil & Gas Services — 1.4%
Halliburton Co.	29,428	862,240

Pharmaceuticals — 14.8%
AstraZeneca PLC (United Kingdom)(a)(b)	43,478	1,757,816
Bayer AG (Germany)(b)	54,345	875,226
Cigna Corp.	7,147	1,149,381
CVS Health Corp.	21,896	1,180,851
McKesson Corp.	7,239	847,397
Novartis AG (Switzerland)(b)	18,167	1,746,576
Sanofi (France)(b)	36,801	1,629,548
Total Pharmaceuticals		9,186,795

REITS — 3.9%
American Tower Corp.	12,196	2,403,344

Retail — 6.1%
Dollar General Corp.	16,380	1,954,134
Dollar Tree, Inc.*	5,505	578,245
TJX Cos., Inc. (The)	23,908	1,272,145
Total Retail		3,804,524

Software — 5.1%
Fidelity National Information Services, Inc.	14,781	1,671,731
Microsoft Corp.	12,774	1,506,566
Total Software		3,178,297

20

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

(Formerly known as AdvisorShares Wilshire Buyback ETF)

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Telecommunications — 7.8%
Motorola Solutions, Inc.	10,250	$1,439,305
Telefonaktiebolaget LM Ericsson (Sweden)(b)	106,747	979,937
Verizon Communications, Inc.	40,796	2,412,268
Total Telecommunications		4,831,510

Transportation — 1.4%
FedEx Corp.	4,726	857,344
Total Common Stocks
(Cost $58,646,989)		60,492,030

MONEY MARKET FUND — 2.8%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 2.32%(c) (Cost $1,774,256)	1,774,256	1,774,256

Total Investments — 100.0%
(Cost $60,421,245)		62,266,286
Other Assets in Excess of Liabilities — 0.0%**		9,589
Net Assets — 100.0%		$62,275,875

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*	Non-income producing security.
**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,483,537; the aggregate market value of the collateral held by the fund is $1,513,430. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,513,430.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2019.

21

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

(Formerly known as AdvisorShares Wilshire Buyback ETF)

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$60,492,030	$—	$—	$60,492,030
Money Market Fund	1,774,256	—	—	1,774,256
Total	$62,266,286	$—	$—	$62,266,286

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	4.6%
Agriculture	2.9
Auto Manufacturers	1.0
Banks	9.3
Commercial Services	4.9
Diversified Financial Services	4.7
Electric	1.9
Food	2.9
Healthcare – Services	3.0
Insurance	3.9
Internet	3.9
Media	2.8
Miscellaneous Manufacturing	1.3
Oil & Gas	9.6
Oil & Gas Services	1.4
Pharmaceuticals	14.8
REITS	3.9
Retail	6.1
Software	5.1
Telecommunications	7.8
Transportation	1.4
Money Market Fund	2.8
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0 **
Net Assets	100.0%

**	Less than 0.05%.

22

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.5%

Aerospace/Defense — 4.2%
Raytheon Co.	3,762	$684,985

Banks — 7.8%
Eagle Bancorp, Inc.*	11,614	583,023
Signature Bank	5,362	686,711
Total Banks		1,269,734

Building Materials — 3.4%
Continental Building Products, Inc.*	22,166	549,495

Chemicals — 7.4%
RPM International, Inc.(a)	9,738	565,194
Sherwin-Williams Co. (The)	1,451	624,960
Total Chemicals		1,190,154

Commercial Services — 4.6%
Moody's Corp.	4,120	746,091

Computers — 8.3%
Check Point Software Technologies Ltd. (Israel)*	5,423	685,955
Cognizant Technology Solutions Corp., Class A	9,013	652,992
Total Computers		1,338,947

Diversified Financial Services — 3.6%
Intercontinental Exchange, Inc.	7,693	585,745

Food — 11.6%
Hershey Co. (The)	5,285	606,877
Hormel Foods Corp.	13,242	592,712
JM Smucker Co. (The)	5,883	685,369
Total Food		1,884,958

Healthcare – Products — 13.1%
Becton Dickinson and Co.	2,582	644,803
Danaher Corp.	5,639	744,460
Stryker Corp.	3,719	734,577
Total Healthcare – Products		2,123,840

Household Products/Wares — 3.8%
Church & Dwight Co., Inc.	8,669	617,493

Insurance — 7.8%
Aflac, Inc.	12,783	639,150
Torchmark Corp.	7,684	629,704
Total Insurance		1,268,854

Media — 8.0%
FactSet Research Systems, Inc.(a)	2,834	703,597
Walt Disney Co. (The)	5,313	589,903
Total Media		1,293,500

Investments	Shares	Value
COMMON STOCKS (continued)

Retail — 4.0%
Ross Stores, Inc.	6,853	$638,014

Software — 11.9%
Broadridge Financial Solutions, Inc.	5,870	608,660
Cerner Corp.*	10,988	628,624
Fiserv, Inc.*(a)	7,790	687,701
Total Software		1,924,985
Total Common Stocks
(Cost $13,196,600)		16,116,795

MONEY MARKET FUND — 1.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.29%(b) (Cost $157,428)	157,428	157,428

Total Investments — 100.5%
(Cost $13,354,028)		16,274,223
Liabilities in Excess of Other Assets — (0.5%)		(76,126)
Net Assets — 100.0%		$16,198,097

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,408,882; the aggregate market value of the collateral held by the fund is $1,441,662. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,441,662.
(b)	Rate shown reflects the 7-day yield as of March 31, 2019.

23

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$16,116,795	$—	$—	$16,116,795
Money Market Fund	157,428	—	—	157,428
Total	$16,274,223	$—	$—	$16,274,223

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	4.2%
Banks	7.8
Building Materials	3.4
Chemicals	7.4
Commercial Services	4.6
Computers	8.3
Diversified Financial Services	3.6
Food	11.6
Healthcare – Products	13.1
Household Products/Wares	3.8
Insurance	7.8
Media	8.0
Retail	4.0
Software	11.9
Money Market Fund	1.0
Total Investments	100.5
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

24

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 98.5%

Asset Allocation Fund — 13.1%
SPDR Bloomberg Barclays Convertible Securities ETF	45,930	$2,399,842

Debt Fund — 85.4%
High Yield ETF(a)	60,571	2,112,111
Invesco Financial Preferred ETF	120,697	2,203,927
Invesco Fundamental Investment Grade Corporate Bond ETF(a)	130,000	3,298,750
Invesco Global Short Term High Yield Bond ETF	23,097	539,315
Invesco National AMT-Free Municipal Bond ETF(a)	21,522	552,255
Invesco Senior Loan ETF(a)	62,410	1,412,962
Invesco Variable Rate Preferred ETF	59,543	1,463,567
iShares Floating Rate Bond ETF(a)	31,291	1,593,025
Vanguard Mortgage-Backed Securities ETF(a)	13,943	730,055
Vanguard Short-Term Treasury ETF	8,861	535,382
WisdomTree Emerging Markets Corporate Bond Fund(a)	17,354	1,234,737
Total Debt Fund		15,676,086
Total Exchange Traded Funds
(Cost $18,036,014)		18,075,928

MONEY MARKET FUND — 1.9%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.36%(b) (Cost $357,162)	357,162	357,162

REPURCHASE AGREEMENTS — 11.4%(c)
BNP Paribas Securities Corp., dated 03/29/19, due 04/01/19, 2.59%, total to be received $486,574, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.13%, 05/15/19-02/15/48, totaling $494,783)	$486,469	486,469
Daiwa Capital Markets America, dated 03/29/19, due 04/01/19, 2.65%, total to be received $486,576, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/11/19-03/20/49, totaling $494,763)	486,469	486,469

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

Mizuho Securities USA, Inc., dated 03/29/19, due 04/01/19, 2.61%, total to be received $486,575, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 10/01/19-07/01/48, totaling $494,962)	$486,469	$486,469
Nomura Securities International, Inc., dated 03/29/19, due 04/01/19, 2.60%, total to be received $144,090, (collateralized by various U.S. Government Agency Obligations, 0.00%-1.63%, 05/15/24-11/15/48, totaling $146,936)	144,059	144,059
RBC Dominion Securities, Inc., dated 03/29/19, due 04/01/19, 2.65%, total to be received $486,576, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 04/11/19-09/09/49, totaling $494,727)	486,469	486,469
Total Repurchase Agreements
(Cost $2,089,935)		2,089,935

Total Investments — 111.8%
(Cost $20,483,111)		20,523,025
Liabilities in Excess of Other Assets — (11.8%)		(2,168,263)
Net Assets — 100.0%		$18,354,762

ETF — Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,291,787; the aggregate market value of the collateral held by the fund is $2,336,794. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $246,859.
(b)	Rate shown reflects the 7-day yield as of March 31, 2019.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

25

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,075,928	$—	$—	$18,075,928
Money Market Fund	357,162	—	—	357,162
Repurchase Agreements	—	2,089,935	—	2,089,935
Total	$18,433,090	$2,089,935	$—	$20,523,025

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Asset Allocation Fund	13.1%
Debt Fund	85.4
Money Market Fund	1.9
Repurchase Agreements	11.4
Total Investments	111.8
Liabilities in Excess of Other Assets	(11.8)
Net Assets	100.0%

26

ADVISORSHARES NEW TECH AND MEDIA ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS — 89.2%

Advertising — 4.3%
Trade Desk, Inc. (The), Class A*	4,910	$971,934

Biotechnology — 24.5%
Amarin Corp. PLC (Ireland)*(a)(b)	265,102	5,503,518

Commercial Services — 3.6%
StoneCo Ltd., Class A (Brazil)*(a)	19,482	800,905

Computers — 2.9%
CyberArk Software Ltd. (Israel)*	5,499	654,656

Internet — 19.6%
Alibaba Group Holding Ltd. (China)*(a)(b)	6,313	1,151,807
Alphabet, Inc., Class C*	466	546,762
Amazon.com, Inc.*	571	1,016,808
Palo Alto Networks, Inc.*	2,893	702,652
Zscaler, Inc.*(a)	13,714	972,734
Total Internet		4,390,763

Office / Business Equipment — 4.1%
Zebra Technologies Corp., Class A*	4,403	922,561

Semiconductors — 8.4%
NVIDIA Corp.	5,892	1,057,967
Xilinx, Inc.	6,535	828,573
Total Semiconductors		1,886,540

Software — 21.8%
Atlassian Corp. PLC, Class A*	8,839	993,415
Domo, Inc., Class B*(a)	23,571	950,619
Microsoft Corp.	4,735	558,446
Splunk, Inc.*	11,294	1,407,232
Twilio, Inc., Class A*	7,500	968,850
Total Software		4,878,562
Total Common Stocks
(Cost $18,770,179)		20,009,439

EXCHANGE TRADED FUND — 6.7%
Equity Fund — 6.7%

AdvisorShares Sabretooth ETF*†
(Cost $1,470,052)	56,863	1,496,634

Investments	Shares/ Principal	Value
MONEY MARKET FUND — 0.2%

Dreyfus Institutional Treasury and Agency Cash Advantage Fund, 2.35%(c) (Cost $39,150)	39,150	$39,150

REPURCHASE AGREEMENTS — 8.5%(d)
Citigroup Global Markets, Inc., dated 03/29/19, due 04/01/19, 2.65%, total to be received $440,931, (collateralized by various U.S. Government Agency Obligations, 0.00%-10.50%, 04/02/19-10/20/68, totaling $447,710)	$440,834	440,834
Daiwa Capital Markets America, dated 03/29/19, due 04/01/19, 2.65%, total to be received $440,931, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/11/19-03/20/49, totaling $448,350)	440,834	440,834
Mizuho Securities USA, Inc., dated 03/29/19, due 04/01/19, 2.61%, total to be received $440,930, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 10/01/19-07/01/48, totaling $448,531)	440,834	440,834
Nomura Securities International, Inc., dated 03/29/19, due 04/01/19, 2.60%, total to be received $130,499, (collateralized by various U.S. Government Agency Obligations, 0.00%-1.63%, 05/15/24-11/15/48, totaling $133,076)	130,471	130,471

27

ADVISORSHARES NEW TECH AND MEDIA ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

RBC Dominion Securities, Inc., dated 03/29/19, due 04/01/19, 2.65%, total to be received $440,931, (collateralized by various U.S. Government Agency Obligations,0.00%-7.00%, 04/11/19-09/09/49, totaling $448,317)	$440,834	$440,834
Total Repurchase Agreements
(Cost $1,893,807)		1,893,807

Total Investments — 104.6%
(Cost $22,173,188)		23,439,030
Liabilities in Excess of Other Assets — (4.6%)		(1,022,425)
Net Assets — 100.0%		$22,416,605

ETF — Exchange Traded Fund

PLC — Public Limited Company

*	Non-income producing security.
†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,167,186; the aggregate market value of the collateral held by the fund is $3,243,166. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,349,359.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2019.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

28

ADVISORSHARES NEW TECH AND MEDIA ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$20,009,439	$—	$—	$20,009,439
Exchange Traded Fund	1,496,634	—	—	1,496,634
Money Market Fund	39,150	—	—	39,150
Repurchase Agreements	—	1,893,807	—	1,893,807
Total	$21,545,223	$1,893,807	$—	$23,439,030

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	4.3%
Biotechnology	24.5
Commercial Services	3.6
Computers	2.9
Equity Fund	6.7
Internet	19.6
Office / Business Equipment	4.1
Semiconductors	8.4
Software	21.8
Money Market Fund	0.2
Repurchase Agreements	8.5
Total Investments	104.6
Liabilities in Excess of Other Assets	(4.6)
Net Assets	100.0%

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2019 were as follows:

Affiliated Fund Name	Value at 06/30/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at 3/31/2019	Dividend Income
AdvisorShares Sabretooth ETF	$—	$5,926,772	$(4,431,262)	$(25,457)	$26,581	$1,496,634	$—

29

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES — 31.2%

Commercial Mortgage Backed Securities — 3.5%
Access Point Funding I LLC, Class A, Series 2017-A, 3.06%, 04/15/29‡	$353,565	$352,441
Aventura Mall Trust, Class C, Series 2013-AVM, 3.87%, 12/05/32@‡*	250,000	252,958
Bayview Commercial Asset Trust, Class A2, Series 2006-2A, 2.77%, (1-Month USD LIBOR + 0.28%), 07/25/36@‡	167,337	161,982
BX Trust, Class B, Series 2018-GW, 3.50%, (1-Month USD LIBOR + 1.02%), 05/15/35@‡	700,000	695,945
Caesars Palace Las Vegas Trust, Class C, Series 2017-VICI, 4.14%, 10/15/34‡	445,000	457,379
Cold Storage Trust, Class A, Series 2017-ICE3, 3.48%, (1-Month USD LIBOR + 1.00%), 04/15/36@‡	250,000	250,328
Commercial Mortgage Lease-Backed Certificates, Class A3, Series 2001-CMLB, 7.47%, 06/20/31@‡*	460,000	476,829
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34@‡*	200,000	198,935
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	220,713	220,171
Sutherland Commercial Mortgage Loans, Class A, Series 2018-SBC7, 4.72%, 05/25/39@‡*	327,297	327,624
Velocity Commercial Capital Loan Trust, Class AFX, Series 2017-1, 3.00%, 05/25/47@‡*	129,436	128,252
Total Commercial Mortgage Backed Securities		3,522,844

Residential Mortgage Backed Securities — 27.7%
Ajax Mortgage Loan Trust, Class A, Series 2017-B, 3.16%, 09/25/56@‡*	252,779	252,041
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	90,542	95,188
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-1, 3.26%, 04/27/48@‡*	185,316	185,117
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-2, 3.67%, 07/27/48@‡*	128,089	128,903
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-3, 3.65%, 09/25/48@‡*	247,321	249,178

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Angel Oak Mortgage Trust LLC, Class A1, Series 2017-3, 2.71%, 11/25/47@‡*	$328,088	$327,406
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.74%, 01/25/35	55,948	57,536
Banc of America Funding Trust, Class 5A1, Series 2004-A, 5.00%, 07/20/34@*	154,399	155,177
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	140,601	140,675
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37	111,990	113,574
Bayview Koitere Fund Trust, Class A, Series 2017-RT4, 3.50%, 07/28/57@‡*	180,687	181,962
Bayview Opportunity Master Fund IVb Trust, Class A, Series 2017-SPL4, 3.50%, 01/28/55@‡*	364,809	366,771
Bear Stearns ALT-A Trust, Class 3A1, Series 2004-5, 4.57%, 06/25/34@*	236,067	240,529
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 4.47%, 04/25/34@*	252,840	255,038
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 4.71%, 11/25/34@*	404,456	411,829
Bear Stearns ARM Trust, Class 21A1, Series 2004-10, 4.55%, 01/25/35@*	516,977	523,547
Bunker Hill Loan Depositary Trust, Class A1, Series 2019-1, 3.61%, 10/26/48‡	160,000	161,628
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	184,665	186,977
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	349,214	360,342
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2013-A, 3.00%, 05/25/42@‡*	750,976	743,958
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	192,838	196,000
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@‡*	368,231	370,331
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP3, 3.25%, 03/25/61@‡*	346,392	348,904

30

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64@‡*	$180,492	$179,132
Colony Starwood Homes Trust, Class C, Series 2016-2A, 4.63%, (1-Month USD LIBOR + 2.15%), 12/17/33@‡	414,900	415,669
COLT Mortgage Loan Trust, Class A1, Series 2018-2, 3.47%, 07/27/48@‡*	216,918	217,691
COLT Mortgage Loan Trust, Class A1, Series 2019-1, 3.71%, 03/25/49@‡*	306,203	308,036
Corevest American Finance Trust, Class A, Series 2018-1, 3.80%, 06/15/51‡	294,332	299,109
Countrywide Asset-Backed Certificates, Class A3, Series 2004-S1, 5.12%, 02/25/35	191,766	192,844
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 3.00%, 04/25/43@‡*	344,464	344,528
Credit Suisse Commercial Mortgage Trust, Class A2, Series 2014-IVR2, 3.76%, 04/25/44@‡*	443,740	443,619
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 4.37%, 09/25/34@*	54,124	54,773
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 6A1, Series 2004-8, 4.50%, 12/25/19	27,000	26,942
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 5A1, Series 2003-AR30, 4.45%, 01/25/34@*	131,171	135,140
Deephaven Residential Mortgage Trust, Class A1, Series 2017-2A, 2.45%, 06/25/47@‡*	104,471	103,535
Deephaven Residential Mortgage Trust, Class A3, Series 2017-3A, 2.81%, 10/25/47@‡*	112,478	112,200
Deephaven Residential Mortgage Trust, Class A1, Series 2019-1A, 3.74%, 01/25/59@‡*	309,245	310,437
Ellington Financial Mortgage Trust, Class A1FX, Series 2018-1, 4.14%, 10/25/58@‡*	760,354	767,497
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	561,054	562,297

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Galton Funding Mortgage Trust, Class A41, Series 2018-2, 4.50%, 10/25/58@‡*	$163,454	$167,402
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 4.62%, 06/25/34@*	164,849	168,781
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34	40,634	40,865
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	204,737	213,582
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 3.84%, 06/25/34@*	191,431	189,930
Homeward Opportunities Fund I Trust, Class A1, Series 2018-1, 3.77%, 06/25/48@‡*	360,666	365,033
Homeward Opportunities Fund I Trust, Class A1, Series 2019-1, 3.45%, 01/25/59@‡*	355,000	354,995
JPMorgan Mortgage Trust, Class AM, Series 2014-2, 3.39%, 06/25/29@‡*	507,816	511,090
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	286,774	290,788
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 4.48%, 08/25/34@*	129,164	133,274
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 4.59%, 04/25/35@*	360,362	365,264
JPMorgan Mortgage Trust, Class AM1, Series 2015-1, 3.62%, 12/25/44@‡*	262,981	262,719
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 3.27%, 05/25/45@‡*	478,351	478,135
JPMorgan Mortgage Trust, Class 2A2, Series 2017-3, 2.50%, 08/25/47@‡*	661,060	649,685
JPMorgan Mortgage Trust, Class A1, Series 2017-5, 3.18%, 10/26/48@‡*	402,520	403,281
JPMorgan Mortgage Trust, Class A3, Series 2017-4, 3.50%, 11/25/48@‡*	200,264	199,629
LHOME Mortgage Trust, Class A1, Series 2019-RTL1, 4.58%, 10/25/23‡	315,000	318,207
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	210,614	220,237

31

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
MASTR Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	$149,635	$156,226
MASTR Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡	140,339	142,663
Merrill Lynch Mortgage Investors Trust, Class A1, Series 2004-A4, 4.08%, 08/25/34@*	446,101	447,573
Mill City Mortgage Loan Trust, Class A1, Series 2016-1, 2.50%, 04/25/57@‡*	423,697	420,930
Mill City Mortgage Loan Trust, Class A1, Series 2017-1, 2.75%, 11/25/58@‡*	347,522	344,905
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	121,242	124,772
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡*	138,075	139,463
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	555,881	562,910
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	369,935	374,677
NovaStar Mortgage Funding Trust, Class M5, Series 2004-4, 4.21%, (1-Month USD LIBOR + 1.73%), 03/25/35@	726,545	733,804
Oak Hill Advisors Residential Loan Trust, Class A1, Series 2017-NPL2, 3.00%, 07/25/57‡	193,393	191,423
OBX Trust, Class A3, Series 2019-INV1, 4.50%, 11/25/48@‡*	305,014	313,036
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2018-NPL3, 4.13%, 08/25/33‡	208,139	209,860
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2019-NPL1, 4.21%, 07/25/60‡	251,246	252,718
Progress Residential Trust, Class B, Series 2017-SFR1, 3.02%, 08/17/34‡	665,000	655,783
PRPM LLC, Class A1, Series 2019-1A, 4.50%, 01/25/24‡	328,468	331,875
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@*	12,200	12,230
Residential Mortgage Loan Trust, Class A1, Series 2019-1, 3.94%, 10/25/58@‡*	305,053	305,050

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Starwood Waypoint Homes Trust, Class A, Series 2017-1, 3.43%, (1-Month USD LIBOR + 0.95%), 01/17/35@‡	$495,472	$495,376
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 4.71%, 02/25/34@*	226,080	226,486
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 4.55%, 04/25/34@*	339,222	349,446
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 4.55%, 04/25/34@*	63,697	65,488
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 4.45%, 12/25/33@*	143,074	144,204
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.22%, 02/25/34	414,471	425,332
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 4.77%, 11/25/33@*	181,554	182,151
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55@‡*	260,000	265,222
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡*	250,000	252,158
Towd Point Mortgage Trust, Class A1, Series 2016-3, 2.25%, 04/25/56@‡*	338,930	334,557
Towd Point Mortgage Trust, Class A1, Series 2016-4, 2.25%, 07/25/56@‡*	391,245	384,974
Towd Point Mortgage Trust, Class A1, Series 2017-1, 2.75%, 10/25/56@‡*	223,764	221,856
Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 09/17/34‡	265,000	261,491
Vericrest Opportunity Loan Trust, Class A1, Series 2019-NPL2, 3.97%, 02/25/49‡	228,081	228,938
Verus Securitization Trust, Class A1, Series 2017-1A, 2.85%, 01/25/47@‡*	94,153	94,019
Verus Securitization Trust, Class A3, Series 2018-INV1, 4.05%, 03/25/58@‡*	83,356	84,311

32

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Verus Securitization Trust, Class A1, Series 2018-2, 3.68%, 06/01/58@‡*	$273,115	$276,379
Verus Securitization Trust, Class A1, Series 2018-3, 4.11%, 10/25/58@‡*	203,034	207,025
VOLT LXXI LLC, Class A1A, Series 2018-NPL7, 3.97%, 09/25/48‡	162,798	163,914
VOLT LXXV LLC, Class A1A, Series 2019-NPL1, 4.34%, 01/25/49‡	308,177	311,254
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 4.23%, 06/25/33@*	117,832	119,756
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 4.09%, 08/25/33@*	73,073	72,929
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2003-G, 4.46%, 06/25/33@*	15,506	15,752
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2003-J, 4.58%, 10/25/33@*	90,190	91,590
Wells Fargo Mortgage Backed Securities Trust, Class 5A1, Series 2003-J, 4.62%, 10/25/33@*	100,175	101,957
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-A, 5.01%, 02/25/34@*	172,712	179,955
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 4.48%, 07/25/34@*	162,569	166,777
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 4.49%, 07/25/34@*	55,851	57,848
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 4.74%, 10/25/34@*	217,599	219,848
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2004-Z, 4.98%, 12/25/34@*	51,554	52,645
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-AR10, 4.80%, 06/25/35@*	312,166	323,119

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-14, 5.50%, 12/25/35	$54,887	$56,812
Total Residential Mortgage Backed Securities		28,012,424
Total Mortgage Backed Securities
(Cost $31,515,660)		31,535,268

ASSET BACKED SECURITIES — 30.3%
ACC Trust, Class A, Series 2018-1, 3.70%, 12/21/20‡	176,207	176,407
ACC Trust, Class A, Series 2019-1, 3.75%, 05/20/22‡	304,398	305,840
American Credit Acceptance Receivables Trust, Class C, Series 2017-2, 2.86%, 06/12/23‡	524,230	523,666
American Credit Acceptance Receivables Trust, Class C, Series 2018-3, 3.75%, 10/15/24‡	415,000	417,084
American Credit Acceptance Receivables Trust, Class C, Series 2018-4, 3.97%, 01/13/25‡	380,000	385,279
AmeriCredit Automobile Receivables Trust, Class B, Series 2016-1, 2.30%, 03/08/21	410,477	410,183
AmeriCredit Automobile Receivables Trust, Class B, Series 2016-2, 2.21%, 05/10/21	235,810	235,547
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-4, 2.88%, 07/08/21	715,000	715,321
AmeriCredit Automobile Receivables Trust, Class D, Series 2018-1, 3.82%, 03/18/24	285,000	290,266
Aqua Finance Trust, Class A, Series 2017-A, 3.72%, 11/15/35‡	400,247	397,033
Ascentium Equipment Receivables Trust, Class B, Series 2017-1A, 2.85%, 10/10/21‡	645,000	640,246
Avid Automobile Receivables Trust, Class A, Series 2018-1, 2.84%, 08/15/23‡	267,125	265,981

33

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2017-1A, 3.07%, 09/20/23‡	$380,000	$380,627
AXIS Equipment Finance Receivables VI LLC, Class A2, Series 2018-2A, 3.89%, 07/20/22‡	370,000	373,654
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	375,587	372,745
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	84,615	83,621
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	410,101	403,740
CarFinance Capital Auto Trust, Class B, Series 2015-1A, 2.91%, 06/15/21‡	461,535	461,390
Carmax Auto Owner Trust, Class C, Series 2019-1, 3.74%, 01/15/25	335,000	339,953
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	284,108	281,380
Chrysler Capital Auto Receivables Trust, Class D, Series 2015-BA, 4.17%, 01/16/23‡	635,000	638,014
Conn's Receivables Funding LLC, Class B, Series 2018-A, 4.65%, 01/15/23‡	281,961	283,487
Consumer Loan Underlying Bond Credit Trust, Class A, Series 2018-P2, 3.47%, 10/15/25‡	305,290	305,787
Cps Auto Receivables Trust, Class B, Series 2017-D, 2.43%, 01/18/22‡	305,000	304,021
Cps Auto Trust, Class D, Series 2018-C, 4.40%, 06/17/24‡	390,000	397,841
Dell Equipment Finance Trust, Class A3, Series 2017-2, 2.19%, 10/24/22‡	615,000	612,884
Diamond Resorts Owner Trust, Class A, Series 2017-1A, 3.27%, 10/22/29‡	323,154	324,584
DRB Prime Student Loan Trust, Class A3, Series 2015-D, 2.50%, 01/25/36‡	67,688	67,412
Drive Auto Receivables Trust, Class C, Series 2015-DA, 3.38%, 11/15/21‡	21,825	21,832
Drive Auto Receivables Trust, Class C, Series 2016-CA, 3.02%, 11/15/21‡	347,690	347,846

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Class C, Series 2017-2, 2.75%, 09/15/23	$674,803	$674,516
Drug Royalty II LP, Class A2, Series 2014-1, 3.48%, 07/15/23‡	64,720	64,602
DT Auto Owner Trust, Class C, Series 2016-3A, 3.15%, 03/15/22‡	38,610	38,619
DT Auto Owner Trust, Class C, Series 2018-3A, 3.79%, 07/15/24‡	280,000	283,133
DT Auto Owner Trust, Class C, Series 2019-1A, 3.61%, 11/15/24‡	210,000	211,728
Exeter Automobile Receivables Trust, Class B, Series 2017-1A, 3.00%, 12/15/21‡	396,938	397,434
Exeter Automobile Receivables Trust, Class B, Series 2017-2A, 2.82%, 05/16/22‡	785,000	784,311
Exeter Automobile Receivables Trust, Class B, Series 2017-3A, 2.81%, 09/15/22‡	270,000	269,234
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20‡	135,555	135,784
Exeter Automobile Receivables Trust, Class C, Series 2018-1A, 3.03%, 01/17/23‡	465,000	465,406
Exeter Automobile Receivables Trust, Class C, Series 2018-2A, 3.69%, 03/15/23‡	445,000	448,600
Exeter Automobile Receivables Trust, Class C, Series 2019-1A, 3.82%, 12/16/24‡	345,000	348,851
First Investors Auto Owner Trust, Class B, Series 2017-2A, 2.65%, 11/15/22‡	650,000	647,059
First Investors Auto Owner Trust, Class C, Series 2016-2A, 2.53%, 07/15/22‡	355,000	352,070
Flagship Credit Auto Trust, Class A, Series 2016-1, 2.77%, 12/15/20‡	15,059	15,058
Flagship Credit Auto Trust, Class B, Series 2016-2, 3.84%, 09/15/22‡	185,000	185,951
Flagship Credit Auto Trust, Class D, Series 2014-2, 5.21%, 02/15/21‡	645,000	646,849
Foundation Finance Trust, Class A, Series 2017-1A, 3.30%, 07/15/33‡	359,262	359,094

34

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Class A2, Series 2016-1, 2.87%, 10/15/21‡	$180,770	$180,726
Foursight Capital Automobile Receivables Trust, Class B, Series 2017-1, 3.05%, 12/15/22‡	650,000	648,527
Foursight Capital Automobile Receivables Trust, Class C, Series 2018-1, 3.68%, 08/15/23‡	445,000	450,022
GLS Auto Receivables Trust, Class B, Series 2017-1A, 2.98%, 12/15/21‡	770,000	769,175
GLS Auto Receivables Trust, Class C, Series 2018-3A, 4.18%, 07/15/24‡	505,000	514,427
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	134,136	133,612
Hertz Vehicle Financing II LP, Class A, Series 2016-4A, 2.65%, 07/25/22‡	295,000	291,536
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	210,419	209,892
Hilton Grand Vacations Trust, Class A, Series 2018-AA, 3.54%, 02/25/32‡	379,874	385,365
Hyundai Auto Lease Securitization Trust, Class A2A, Series 2018-A, 2.55%, 08/17/20‡	359,608	359,370
Lendmark Funding Trust, Class A, Series 2018-2A, 4.23%, 04/20/27‡	390,000	400,106
Marriott Vacation Club Owner Trust, Class A, Series 2012-1A, 2.51%, 05/20/30‡	240,940	239,940
MVW Owner Trust, Class A, Series 2016-1A, 2.25%, 12/20/33‡	279,510	274,738
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	167,936	165,564
OneMain Financial Issuance Trust, Class A, Series 2018-1A, 3.30%, 03/14/29‡	285,000	286,500
OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 03/18/26‡	7,605	7,616
Oportun Funding IX LLC, Class A, Series 2018-B, 3.91%, 07/08/24‡	390,000	393,154
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	177,895	176,143

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Prosper Marketplace Issuance Trust, Class A, Series 2018-1A, 3.11%, 06/17/24‡	$122,653	$122,701
Prosper Marketplace Issuance Trust, Class B, Series 2018-2A, 3.96%, 10/15/24‡	325,000	327,265
Santander Drive Auto Receivables Trust, Class C, Series 2017-1, 2.58%, 05/16/22	650,000	648,320
Skopos Auto Receivables Trust, Class A, Series 2018-1A, 3.19%, 09/15/21‡	182,646	182,664
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	120,283	119,932
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	42,864	42,860
Sofi Consumer Loan Program LLC, Class A, Series 2016-3, 3.05%, 12/26/25‡	305,890	306,039
Sofi Consumer Loan Program LLC, Class A, Series 2017-1, 3.28%, 01/26/26‡	312,169	313,318
Sofi Consumer Loan Program Trust, Class A1, Series 2018-3, 3.20%, 08/25/27‡	390,628	390,959
Sofi Professional Loan Program LLC, Class A2A, Series 2017-C, 1.75%, 07/25/40‡	187,432	186,317
Sofi Professional Loan Program LLC, Class A1FX, Series 2017-B, 1.83%, 05/25/40‡	97,872	97,609
Springleaf Funding Trust, Class A, Series 2016-AA, 2.90%, 11/15/29‡	607,985	607,188
Tesla Auto Lease Trust, Class A, Series 2018-A, 2.32%, 12/20/19‡	199,683	199,427
Tesla Auto Lease Trust, Class B, Series 2018-B, 4.12%, 10/20/21‡	310,000	313,263
Tidewater Auto Receivables Trust, Class B, Series 2018-AA, 3.45%, 11/15/24‡	525,000	528,058
Tricolor Auto Securitization Trust, Class B, Series 2018-2A, 4.76%, 02/15/22‡	308,465	318,803
TRIP Rail Master Funding LLC, Class A1, Series 2017-1A, 2.71%, 08/15/47‡	464,239	461,327
Upstart Securitization Trust, Class A, Series 2019-1, 3.45%, 04/20/26‡	210,000	210,354

35

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Upstart Securitization Trust, Class B, Series 2017-2, 3.75%, 03/20/25‡	$370,000	$370,158
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	208,780	206,849
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45‡	516,275	522,813
Westgate Resorts LLC, Class A, Series 2016-1A, 3.50%, 12/20/28‡	189,974	190,032
Westgate Resorts LLC, Class A, Series 2018-1A, 3.38%, 12/20/31‡	410,591	411,514
Westlake Automobile Receivables Trust, Class C, Series 2016-2A, 2.83%, 05/17/21‡	179,128	179,115
Westlake Automobile Receivables Trust, Class C, Series 2018-3A, 3.61%, 10/16/23‡	380,000	383,529
Total Asset Backed Securities
(Cost $30,539,940)		30,618,797

CORPORATE BONDS — 21.2%

Communication Services — 1.8%
AT&T, Inc., 3.78%, (3-Month USD LIBOR + 1.18%), 06/12/24@	445,000	441,661
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 02/01/24	150,000	156,103
Comcast Corp., 3.03%, (3-Month USD LIBOR + 0.44%), 10/01/21@	55,000	55,079
Comcast Corp., 3.42%, (3-Month USD LIBOR + 0.63%), 04/15/24@(a)	11,000	11,016
Crown Castle International Corp., 4.88%, 04/15/22	230,000	242,532
Motorola Solutions, Inc., 3.75%, 05/15/22	26,173	26,637
Motorola Solutions, Inc., 3.50%, 03/01/23	165,000	165,912
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/25‡	445,000	451,119
Verizon Communications, Inc., 3.78%, (3-Month USD LIBOR + 1.10%), 05/15/25@	267,000	267,253
Total Communication Services		1,817,312

Consumer Discretionary — 2.0%
Aptiv Corp., 4.15%, 03/15/24	330,000	340,378

Investments	Principal	Value
CORPORATE BONDS (continued)

Consumer Discretionary (continued)
Bunge Ltd. Finance Corp., 4.35%, 03/15/24	$490,000	$496,495
DR Horton, Inc., 4.75%, 02/15/23(a)	265,000	275,551
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	360,000	354,971
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.25%, 05/15/26‡	10,000	10,225
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 04/15/24‡	60,000	60,150
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	495,000	499,331
Total Consumer Discretionary		2,037,101

Consumer Staples — 1.3%
Altria Group, Inc., 3.49%, 02/14/22	18,000	18,291
Altria Group, Inc., 3.80%, 02/14/24	313,000	318,748
Altria Group, Inc., 4.40%, 02/14/26	30,000	30,864
Campbell Soup Co., 3.65%, 03/15/23	290,000	294,232
Conagra Brands, Inc., 4.30%, 05/01/24	330,000	342,623
CVS Health Corp., 3.32%, (3-Month USD LIBOR + 0.72%), 03/09/21@	80,000	80,211
CVS Health Corp., 3.70%, 03/09/23	247,000	251,111
Total Consumer Staples		1,336,080

Energy — 0.6%
Kinder Morgan, Inc., 3.15%, 01/15/23	220,000	220,550
Kinder Morgan, Inc., 5.63%, 11/15/23‡	355,000	387,896
Total Energy		608,446

Financials — 10.5%
Ares Capital Corp., 3.50%, 02/10/23	545,000	530,298
Aviation Capital Group LLC, 3.88%, 05/01/23‡	306,000	307,114
Bank of America Corp., 3.78%, (3-Month USD LIBOR + 1.00%), 04/24/23@	345,000	347,861
Bank of America Corp., 3.50%, (3-Month USD LIBOR + 0.77%), 02/05/26@	153,000	149,617

36

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Bank of New York Mellon Corp. (The), Series E, 4.95%, (3-Month USD LIBOR + 3.42%)#@	$360,000	$363,674
Citigroup, Inc., 3.73%, (3-Month USD LIBOR + 0.96%), 04/25/22@	430,000	433,402
Citigroup, Inc., 3.84%, (3-Month USD LIBOR + 1.25%), 07/01/26@	550,000	551,079
Fs KKR Capital Corp., 4.25%, 01/15/20	202,000	202,311
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	105,000	103,427
Goldman Sachs Group, Inc. (The), 3.00%, 04/26/22	330,000	329,433
Goldman Sachs Group, Inc. (The), 4.23%, (3-Month USD LIBOR + 1.60%), 11/29/23@	170,000	173,932
Goldman Sachs Group, Inc. (The), 3.85%, (3-Month USD LIBOR + 1.17%), 05/15/26@	595,000	584,234
Goldman Sachs Group, Inc. (The), 4.51%, (3-Month USD LIBOR + 1.75%), 10/28/27@(a)	415,000	419,406
iStar, Inc., 6.00%, 04/01/22	235,000	236,469
JPMorgan Chase & Co., Series Z, 5.30%, (3-Month USD LIBOR + 3.80%)#@	805,000	813,617
JPMorgan Chase & Co., 3.67%, (3-Month USD LIBOR + 0.90%), 04/25/23@	255,000	256,345
Lincoln National Corp., 4.80%, (3-Month USD LIBOR + 2.04%), 04/20/67@	60,000	49,288
Morgan Stanley, 4.18%, (3-Month USD LIBOR + 1.40%), 10/24/23@	1,270,000	1,290,281
Navient Corp., 5.88%, 10/25/24	270,000	262,575
Santander Holdings USA, Inc., 4.45%, 12/03/21	321,000	330,880
Santander Holdings USA, Inc., 3.70%, 03/28/22	473,000	478,833
SBA Tower Trust, 2.88%, 07/09/21‡	780,000	773,829
SBA Tower Trust, 3.17%, 04/11/22‡	780,000	779,542
Synchrony Financial, 4.38%, 03/19/24	315,000	319,410
Wells Fargo Bank NA, 3.55%, 08/14/23	445,000	456,838
Total Financials		10,543,695

Investments	Principal	Value
CORPORATE BONDS (continued)

Health Care — 1.7%
Bausch Health Cos., Inc., 5.75%, 08/15/27‡	$35,000	$35,973
Becton Dickinson and Co., 3.48%, (3-Month USD LIBOR + 0.88%), 12/29/20@	85,000	85,009
Becton Dickinson and Co., 2.89%, 06/06/22	397,000	395,326
Cardinal Health, Inc., 2.62%, 06/15/22	410,000	404,698
Cigna Corp., 3.26%, (3-Month USD LIBOR + 0.65%), 09/17/21@‡	350,000	349,906
Cigna Corp., 3.68%, (3-Month USD LIBOR + 0.89%), 07/15/23@‡	144,000	143,382
Mylan NV, 3.95%, 06/15/26	275,000	262,617
Total Health Care		1,676,911

Industrials — 1.4%
Cnh Industrial Capital LLC, 4.20%, 01/15/24	280,000	287,617
Continental Airlines Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	15,229	15,343
General Electric Co., Series D, 5.00%, (3-Month USD LIBOR + 3.33%)#@	235,000	219,837
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.13%, 08/01/23‡	250,000	257,443
TransDigm, Inc., 6.50%, 07/15/24	270,000	278,437
UAL Pass-Through Trust, Series 071A, 6.64%, 07/02/22	317,796	335,004
Total Industrials		1,393,681

Information Technology — 0.6%
Broadcom, Inc., 3.63%, 10/15/24‡	213,000	211,334
Dell International LLC / EMC Corp., 4.00%, 07/15/24‡	380,000	382,721
Total Information Technology		594,055

Materials — 0.5%
DowDuPont, Inc., 3.39%, (3-Month USD LIBOR + 0.71%), 11/15/20@(a)	90,000	90,655
DowDuPont, Inc., 3.77%, 11/15/20	52,000	52,969
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.29%, (3-Month USD LIBOR + 3.50%), 07/15/21@‡	380,000	382,375
Total Materials		525,999

37

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Real Estate — 0.3%
Hospitality Properties Trust, 4.65%, 03/15/24	$330,000	$335,688

Utilities — 0.5%
American Electric Power Co., Inc., Series I, 3.65%, 12/01/21	161,000	164,311
PSEG Power LLC, 3.85%, 06/01/23	330,000	338,589
Total Utilities		502,900

Total Corporate Bonds
(Cost $21,312,189)		21,371,868
FOREIGN BONDS — 5.3%

Consumer Staples — 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.15%, 01/23/25	368,000	383,694
BAT Capital Corp. (United Kingdom), 2.76%, 08/15/22	255,000	250,924
Total Consumer Staples		634,618

Energy — 0.2%
Petrobras Global Finance BV (Brazil), 5.30%, 01/27/25	210,000	213,572

Financials — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.50%, 05/15/21	250,000	255,499
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.95%, 02/01/22	150,000	152,003
Guanay Finance Ltd. (Chile), 6.00%, 12/15/20‡	376,849	382,973
Mizuho Financial Group, Inc. (Japan), 2.27%, 09/13/21	400,000	393,341
Total Financials		1,183,816

Health Care — 0.6%
Bayer US Finance II LLC (Germany), 3.23%, (3-Month USD LIBOR + 0.63%), 06/25/21@‡	310,000	307,435
Takeda Pharmaceutical Co. Ltd. (Japan), 4.00%, 11/26/21‡	295,000	302,632
Total Health Care		610,067

Industrials — 0.5%
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, Series 2012-1A (Guernsey), 5.13%, 11/30/22‡	502,737	510,147

Investments	Principal	Value
FOREIGN BONDS (continued)

Materials — 1.7%
ArcelorMittal (Luxembourg), 6.13%, 06/01/25	$365,000	$404,243
Glencore Funding LLC (Switzerland), 4.13%, 05/30/23‡	410,000	417,844
James Hardie International Finance Dac (Ireland), 4.75%, 01/15/25‡	345,000	341,550
NOVA Chemicals Corp. (Canada), 4.88%, 06/01/24‡	60,000	59,175
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	450,000	442,687
Total Materials		1,665,499

Sovereign Government — 0.5%
Argentine Republic Government International Bond (Argentina), 6.88%, 04/22/21	235,000	215,143
Egypt Government International Bond (Egypt), 5.88%, 06/11/25‡(a)	285,000	283,401
Total Sovereign Government		498,544

Total Foreign Bonds
(Cost $5,318,741)		5,316,263
TERM LOANS — 5.3%

Aerospace — 0.2%
TransDigm, Inc., 5.00%, (1-Month USD LIBOR + 2.50%), 08/22/24@	167,036	163,110

Chemicals — 0.2%
Ineos US Finance LLC, 4.50%, (1-Month USD LIBOR + 2.00%), 04/01/24@	245,728	241,748

Energy — 0.3%
Medallion Midland Acquisition, LLC, 5.75%, (1-Month USD LIBOR + 3.25%), 10/30/24@	346,072	338,285

Financials — 0.3%
Delos Finance S.a.r.l., 4.35%, (3-Month USD LIBOR + 1.75%), 10/06/23@	289,000	288,964

Food and Drug — 0.2%
Albertson’s LLC, 5.50%, (1-Month USD LIBOR + 3.00%), 11/17/25@	201,344	199,099

Food/Tobacco — 0.4%
Aramark Servies, Inc., 4.25%, (1-Month USD LIBOR + 1.75%), 03/28/24@	275,167	273,491

38

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Hostess Brands, LLC, 4.75%, (3-Month USD LIBOR + 2.25%), 08/03/22@	$157,235	$153,266
Total Food/Tobacco		426,757

Gaming/Leisure — 0.8%
Eldorado Resorts, Inc., 4.88%, (2-Month USD LIBOR + 2.25%), 04/17/24@	319,085	316,792
Scientific Games International, Inc., 5.25%, (2-Month USD LIBOR + 2.75%), 08/14/24@	4,950	4,829
Seminole Tribe of Florida, 4.25%, (1-Month USD LIBOR + 1.75%), 07/08/24@	274,907	274,621
StationCasinos LLC, 5.00%, (1-Month USD LIBOR + 2.50%), 06/08/23@	263,024	260,823
Total Gaming/Leisure		857,065

Health Care — 0.3%
Valeant Pharmaceuticals International, Inc., 5.48%, (1-Month USD LIBOR + 3.00%), 06/02/25@	305,422	303,814

Manufacturing — 0.1%
CommScope Holding Co., Inc., 02/06/26@(b)	65,000	65,054

Media/Telecom – Cable/Wireless Video — 0.7%
Charter Communications Operating, LLC (aka CCO Safari LLC), 4.50%, (1-Month USD LIBOR + 2.00%), 04/30/25@	149,458	148,646
CSC Holdings, LLC (fka CSC Holdings, Inc. (Cablevision)), 4.73%, (1-Month USD LIBOR + 2.25%), 07/17/25@	262,083	255,063
Virgin Media Bristol LLC, 4.98%, (1-Month USD LIBOR + 2.50%), 01/15/26@	320,000	316,971
Total Media/Telecom – Cable/Wireless Video		720,680

Media/Telecom – Diversified Media — 0.3%
McGraw-Hill Global Education Holdings LLC, 6.50%, (1-Month USD LIBOR + 4.00%), 05/04/22@	176,898	163,251
Meredith Corp., 5.25%, (1-Month USD LIBOR + 2.75%), 01/31/25@	100,715	100,618
Total Media/Telecom – Diversified Media		263,869

Investments	Shares/ Principal	Value
TERM LOANS (continued)

Media/Telecom – Telecommunications — 0.5%
CenturyLink, Inc., 5.25%, (1-Month USD LIBOR + 2.75%), 01/31/25@	256,129	251,648
Frontier Communications Corp., 6.25%, (1-Month USD LIBOR + 3.75%), 06/15/24@	296,231	289,936
Total Media/Telecom – Telecommunications		541,584

Media/Telecom – Wireless Communications — 0.2%
Sprint Communications, Inc., 5.50%, (1-Month USD LIBOR + 3.00%), 02/02/24@	179,550	177,081

Transportation – Automotive — 0.2%
Panther BF Aggregator 2 LP, 03/18/26@(b)	170,000	168,298

Utilities — 0.6%
Calpine Corp., 5.11%, (3-Month USD LIBOR + 2.50%), 01/15/24@	282,551	280,225
Vistra Operations Co. LLC, 4.48%, (1-Month USD LIBOR + 2.00%), 12/31/25@	317,600	313,392
Total Utilities		593,617

Total Term Loans
(Cost $5,405,853)		5,349,025

U.S. TREASURY BILLS — 3.7%
U.S. Treasury Bill, 2.38%, 06/27/19 (c)	1,250,000	1,242,923
U.S. Treasury Bill, 2.42%, 09/26/19 (c)	1,250,000	1,235,383
U.S. Treasury Bill, 2.40%, 03/26/20 (c)	1,250,000	1,221,079

Total U.S. Treasury Bills
(Cost $3,699,501)		3,699,385

U.S. TREASURY NOTE — 1.5%
U.S. Treasury Note, 2.25%, 03/31/21
(Cost $1,499,531)	1,500,000	1,499,414
MONEY MARKET FUND — 5.6%
JPMorgan U.S. Government Money Market Fund – Institutional Class, 2.30%(d) (Cost $5,634,870)	5,634,870	5,634,870

39

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS — 0.8%(e)
Citibank NA, dated 03/29/19, due 04/01/19, 2.65%, total to be received $250,055, (collateralized by various U.S. Government Agency Obligations, 2.96%-4.50%, 01/01/28-07/01/48, totaling $254,734)	$250,000	$250,000
Daiwa Capital Markets America, dated 03/29/19, due 04/01/19, 2.65%, total to be received $250,055, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/11/19-03/20/49, totaling $254,262)	250,000	250,000
Mizuho Securities USA, Inc., dated 03/29/19, due 04/01/19, 2.57%, total to be received $42,725, (collateralized by various U.S. Government Agency Obligations, 0.88%-2.88%, 12/31/20-05/15/43, totaling $43,461)	42,716	42,716
RBC Dominion Securities, Inc., dated 03/29/19, due 04/01/19, 2.65%, total to be received $250,055, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 04/11/19-09/09/49, totaling $254,244)	$250,000	250,000

Total Repurchase Agreements
(Cost $792,716)		792,716
Total Investments — 104.9%
(Cost $105,719,001)		105,817,606

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Liabilities in Excess of Other Assets — (4.9%)		$(4,902,360)
Net Assets — 100.0%		$100,915,246

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

PLC — Public Limited Company

#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $766,947; the aggregate market value of the collateral held by the fund is $792,716.
(b)	This loan will settle after March 31, 2019 at which time the interest rate will be determined.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Rate shown reflects the 7-day yield as of March 31, 2019.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

40

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2019

For information on the Fund’s policies regarding the valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$—	$31,535,268	$—	$31,535,268
Asset Backed Securities	—	30,618,797	—	30,618,797
Corporate Bonds	—	21,371,868	—	21,371,868
Foreign Bonds	—	5,316,263	—	5,316,263
Term Loans	—	5,349,025	—	5,349,025
U.S. Treasury Bills	—	3,699,385	—	3,699,385
U.S. Treasury Note	—	1,499,414	—	1,499,414
Money Market Fund	5,634,870	—	—	5,634,870
Repurchase Agreements	—	792,716	—	792,716
Total	$5,634,870	$100,182,736	$—	$105,817,606

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace	0.2%
Asset Backed Securities	30.3
Chemicals	0.2
Commercial Mortgage Backed Securities	3.5
Communication Services	1.8
Consumer Discretionary	2.0
Consumer Staples	1.9
Energy	1.1
Financials	12.0
Food and Drug	0.2
Food/Tobacco	0.4
Gaming/Leisure	0.8
Health Care	2.6
Industrials	1.9
Information Technology	0.6
Manufacturing	0.1
Materials	2.2
Media/Telecom – Cable/Wireless Video	0.7
Media/Telecom – Diversified Media	0.3
Media/Telecom – Telecommunications	0.5
Media/Telecom – Wireless Communications	0.2
Real Estate	0.3

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Residential Mortgage Backed Securities	27.7%
Sovereign Government	0.5
Transportation – Automotive	0.2
U.S. Treasury Bills	3.7
U.S. Treasury Notes	1.5
Utilities	1.1
Money Market	5.6
Repurchase Agreements	0.8
Total Investments	104.9
Liabilities in Excess of Other Assets	(4.9)
Net Assets	100.0%

41

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Principal	Value
TERM LOANS — 83.0%

Aerospace / Defense — 2.2%
Accudyne Industries Borrower SCA, 5.50%, (1-Month USD LIBOR + 3.00%), 08/19/24 (Luxembourg)@	$222,083	$222,103
TransDigm, Inc., 5.00%, (1-Month USD LIBOR + 2.50%), 06/09/23@	428,091	418,994
Total Aerospace / Defense		641,097

Auto Manufacturers — 0.9%
Navistar, Inc., 6.00%, (1-Month USD LIBOR + 3.50%), 11/06/24@	247,500	247,191

Building Materials — 1.7%
Quikrete Holdings, Inc., 5.25%, (1-Month USD LIBOR + 2.75%), 11/15/23@	491,593	480,883

Chemicals — 2.5%
Solenis International LP, 6.63%, (3-Month USD LIBOR + 4.00%), 06/26/25@	248,125	244,816
Starfruit US Holdco LLC, 5.74%, (1-Month USD LIBOR + 3.25%), 10/01/25 (Netherlands)@	500,000	494,065
Total Chemicals		738,881

Coal — 0.8%
Arch Coal, Inc., 5.25%, (1-Month USD LIBOR + 2.75%), 03/07/24@	245,614	245,000

Commercial Services — 3.3%
Allied Universal Holdco LLC, 6.25%, (1-Month USD LIBOR + 3.75%), 07/28/22@	245,570	238,080
Allied Universal Holdco LLC, 6.75%, (1-Month USD LIBOR + 4.25%), 07/28/22@	249,375	244,076
Camelot Finance LP, 5.75%, (1-Month USD LIBOR + 3.25%), 10/03/23@	235,731	234,822
Garda World Security Corp., 6.12%, (3-Month USD LIBOR + 3.50%), 05/24/24 (Canada)@	245,614	242,973
Garda World Security Corp., 8.00%, (Prime + 2.50%), 05/24/24 (Canada)@	627	620
Total Commercial Services		960,571

Computers — 1.9%
McAfee LLC, 6.25%, (1-Month USD LIBOR + 3.75%), 09/30/24@	243,504	243,658

Investments	Principal	Value
TERM LOANS (continued)

Computers (continued)
Western Digital Corp., 4.25%, (1-Month USD LIBOR + 1.75%), 05/01/23@	$324,087	$316,119
Total Computers		559,777

Distribution / Wholesale — 2.9%
Spin Holdco, Inc., 6.03%, (3-Month USD LIBOR + 3.25%), 11/14/22@	480,799	469,019
Univar USA, Inc., 4.75%, (1-Month USD LIBOR + 2.25%), 07/01/24@	375,082	371,487
Total Distribution / Wholesale		840,506

Electric — 2.5%
Talen Energy Supply LLC, 6.50%, (1-Month USD LIBOR + 4.00%), 04/15/24@	245,711	243,946
Vistra Operations Co. LLC, 4.75%, (1-Month USD LIBOR + 2.25%), 12/14/23@	488,750	486,172
Total Electric		730,118

Engineering & Construction — 1.6%
Brand Industrial Services, Inc., 6.85%, (3-Month USD LIBOR + 4.25%), 06/21/24@	3,797	3,648
Brand Industrial Services, Inc., 6.90%, (2-Month USD LIBOR + 4.25%), 06/21/24@	231,993	222,842
Brand Industrial Services, Inc., 7.01%, (3-Month USD LIBOR + 4.25%), 06/21/24@	261,678	251,356
Total Engineering & Construction		477,846

Entertainment — 4.5%
Cineworld Finance US, Inc., 5.00%, (1-Month USD LIBOR + 2.50%), 02/28/25@	354,333	346,752
Formula One Management Ltd., 5.00%, (1-Month USD LIBOR + 2.50%), 02/01/24 (United Kingdom)@	500,000	483,000
Scientific Games International, Inc., 5.25%, (1-Month USD LIBOR + 2.75%), 08/14/24@	96,300	93,952
Scientific Games International, Inc., 5.33%, (2-Month USD LIBOR + 2.75%), 08/14/24@	401,188	391,409
Total Entertainment		1,315,113

Food — 2.8%
Albertson's LLC, 5.48%, (1-Month USD LIBOR + 3.00%), 06/22/23@	342,125	339,646

42

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Food (continued)
U.S. Foods, Inc., 4.50%, (1-Month USD LIBOR + 2.00%), 06/27/23@	$480,079	$473,860
Total Food		813,506

Hand / Machine Tools — 1.6%
Apex Tool Group LLC, 6.25%, (1-Month USD LIBOR + 3.75%), 02/01/22@	463,208	451,435

Healthcare – Products — 0.8%
Avantor, Inc., 6.25%, (1-Month USD LIBOR + 3.75%), 11/21/24@	234,755	235,415

Healthcare – Services — 4.2%
Air Medical Group Holdings, Inc., 5.74%, (1-Month USD LIBOR + 3.25%), 04/28/22@	245,615	231,903
HCA, Inc., 4.50%, (1-Month USD LIBOR + 2.00%), 03/13/25@	496,241	496,283
Jaguar Holding Co. II, 08/18/22(a)	498,705	494,485
Total Healthcare – Services		1,222,671

Household Products / Wares — 1.0%
Prestige Brands, Inc., 4.50%, (1-Month USD LIBOR + 2.00%), 01/26/24@	295,232	292,603

Insurance — 2.2%
HUB International, Ltd., 5.51%, (3-Month USD LIBOR + 2.75%), 04/25/25@	248,125	240,397
USI, Inc., 5.60%, (3-Month USD LIBOR + 3.00%), 05/16/24@	394,000	383,165
Total Insurance		623,562

Internet — 1.7%
Uber Technologies, Inc., 5.98%, (1-Month USD LIBOR + 3.50%), 07/13/23@	487,500	484,963

Leisure Time — 2.4%
BRP US, Inc., 4.50%, (1-Month USD LIBOR + 2.00%), 05/23/25 (Canada)@	245,020	240,295
ClubCorp Holdings, Inc., 5.35%, (3-Month USD LIBOR + 2.75%), 09/18/24@	489,634	464,663
Total Leisure Time		704,958

Lodging — 4.1%
Caesars Resort Collection LLC, 5.25%, (1-Month USD LIBOR + 2.75%), 12/23/24@	493,750	488,018

Investments	Principal	Value
TERM LOANS (continued)

Lodging (continued)
Hilton Worldwide Finance LLC, 10/25/23(a)	$461,991	$461,450
Playa Resorts Holding BV, 5.25%, (1-Month USD LIBOR + 2.75%), 04/29/24@	245,630	236,727
Total Lodging		1,186,195

Machinery – Diversified — 2.2%
RBS Global, Inc., 4.50%, (1-Month USD LIBOR + 2.00%), 08/21/24@	188,251	186,699
Titan Acquisition Ltd., 03/28/25 (Canada)(a)	497,487	464,032
Total Machinery – Diversified		650,731

Media — 1.7%
CSC Holdings LLC, 4.73%, (1-Month USD LIBOR + 2.25%), 07/17/25@	498,731	485,372

Metal Fabricate / Hardware — 0.8%
Crosby U.S. Acquisition Corp., 5.49%, (1-Month USD LIBOR + 3.00%), 11/23/20@	245,466	240,098

Miscellaneous Manufacturing — 1.0%
Gates Global LLC, 5.25%, (1-Month USD LIBOR + 2.75%), 04/01/24@	294,704	291,362

Packaging & Containers — 4.7%
Kloeckner Pentaplast of America, Inc., 6.75%, (1-Month USD LIBOR + 4.25%), 06/30/22 (Luxembourg)@	246,867	217,398
Plastipak Holdings, Inc., 5.00%, (1-Month USD LIBOR + 2.50%), 10/14/24@	246,250	242,942
Proampac PG Borrower LLC, 5.99%, (1-Month USD LIBOR + 3.50%), 11/20/23@	178,165	172,430
Proampac PG Borrower LLC, 6.19%, (3-Month USD LIBOR + 3.50%), 11/20/23@	107,918	104,444
Proampac PG Borrower LLC, 6.24%, (3-Month USD LIBOR + 3.50%), 11/20/23@	122,492	118,549
Proampac PG Borrower LLC, 6.26%, (3-Month USD LIBOR + 3.50%), 11/20/23@	80,174	77,594
Reynolds Group Holdings, Inc., 5.25%, (1-Month USD LIBOR + 2.75%), 02/06/23@	439,116	434,775
Total Packaging & Containers		1,368,132

43

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Pharmaceuticals — 0.7%
Valeant Pharmaceuticals International, Inc., 5.48%, (1-Month USD LIBOR + 3.00%), 06/02/25@	$212,741	$211,621

Retail — 9.9%
1011778 BC ULC, 4.75%, (1-Month USD LIBOR + 2.25%), 02/16/24 (Canada)@	366,281	361,091
Bass Pro Group LLC, 7.50%, (1-Month USD LIBOR + 5.00%), 09/25/24@	247,487	242,414
CEC Entertainment, Inc., 5.75%, (1-Month USD LIBOR + 3.25%), 02/15/21@	478,589	464,950
GYP Holdings III Corp., 5.25%, (1-Month USD LIBOR + 2.75%), 06/02/25@	480,234	466,225
Michaels Stores, Inc., 4.99%, (1-Month USD LIBOR + 2.50%), 01/30/23@	116,545	114,360
Michaels Stores, Inc., 5.00%, (1-Month USD LIBOR + 2.50%), 01/30/23@	327,021	320,889
PetSmart, Inc., 5.49%, (1-Month USD LIBOR + 3.00%), 03/11/22@	481,250	432,887
Smart & Final Stores LLC, 6.13%, (1-Month USD LIBOR + 3.50%), 11/15/22@	250,000	239,582
SRS Distribution, Inc., 5.75%, (1-Month USD LIBOR + 3.25%), 05/23/25@	248,750	238,075
Total Retail		2,880,473

Semiconductors — 0.6%
ON Semiconductor Corp., 4.25%, (1-Month USD LIBOR + 1.75%), 03/31/23@	178,350	176,887

Software — 7.4%
CCC Information Services, Inc., 5.50%, (1-Month USD LIBOR + 3.00%), 04/29/24@	246,241	242,368
Dun & Bradstreet Corp. (The), 7.49%, (1-Month USD LIBOR + 5.00%), 02/06/26@	500,000	495,313
First Data Corp., 4.49%, (1-Month USD LIBOR + 2.00%), 04/26/24@	500,000	499,117
Infor US, Inc., 5.25%, (1-Month USD LIBOR + 2.75%), 02/01/22@	424,009	422,784

Investments	Principal	Value
TERM LOANS (continued)

Software (continued)
Kronos, Inc., 5.74%, (3-Month USD LIBOR + 3.00%), 11/01/23@	$493,875	$490,137
Total Software		2,149,719

Telecommunications — 7.2%
Avaya, Inc., 6.73%, (1-Month USD LIBOR + 4.25%), 12/16/24@	230,769	230,168
Avaya, Inc., 6.85%, (2-Month USD LIBOR + 4.25%), 12/16/24@	139,543	139,180
Frontier Communications Corp., 6.25%, (1-Month USD LIBOR + 3.75%), 06/17/24@	245,625	240,405
Intelsat Jackson Holdings SA, 6.24%, (1-Month USD LIBOR + 3.75%), 11/27/23@	500,000	493,280
Level 3 Parent LLC, 4.74%, (1-Month USD LIBOR + 2.25%), 02/22/24@	500,000	494,843
Telesat LLC, 5.11%, (3-Month USD LIBOR + 2.50%), 11/17/23 (Canada)@	497,487	492,015
Total Telecommunications		2,089,891

Trucking & Leasing — 1.2%
Avolon TLB Borrower 1 US LLC, 4.49%, (1-Month USD LIBOR + 2.00%), 01/15/25 (Ireland)@	356,970	354,594
Total Term Loans
(Cost $24,478,848)		24,151,171

CORPORATE BONDS — 11.5%

Advertising — 0.5%
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.88%, 03/15/25	125,000	128,437

Commercial Services — 1.4%
Ahern Rentals, Inc., 7.38%, 05/15/23‡	250,000	231,562
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 05/15/23‡	178,000	187,345
Total Commercial Services		418,907

Diversified Financial Services — 0.9%
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.38%, 04/01/20‡	250,000	250,625

Food — 0.4%
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 06/01/21‡	125,000	126,500

44

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Home Builders — 1.3%
Lennar Corp., 4.50%, 06/15/19	$250,000	$250,156
Taylor Morrison Communities, Inc., 6.63%, 05/15/22	125,000	129,688
Total Home Builders		379,844

Lodging — 0.9%
MGM Resorts International, 6.75%, 10/01/20	250,000	262,500

Media — 0.9%
CSC Holdings LLC, 6.63%, 10/15/25‡	250,000	265,625

Mining — 0.4%
Constellium NV, 5.75%, 05/15/24‡	125,000	125,313

Oil & Gas — 0.4%
Range Resources Corp., 5.88%, 07/01/22	125,000	126,875

Real Estate — 0.9%
Howard Hughes Corp. (The), 5.38%, 03/15/25‡	250,000	250,918

Retail — 1.3%
Golden Nugget, Inc., 6.75%, 10/15/24‡	250,000	251,875
Men's Wearhouse, Inc. (The), 7.00%, 07/01/22(b)	125,000	123,750
Total Retail		375,625

Telecommunications — 1.8%
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	252,575
T-Mobile USA, Inc., 6.38%, 03/01/25	250,000	260,950
Total Telecommunications		513,525

Toys / Games / Hobbies — 0.4%
Mattel, Inc., 2.35%, 08/15/21(b)	125,000	118,438
Total Corporate Bonds
(Cost $3,331,313)		3,343,132

FOREIGN BONDS — 2.4%

Packaging & Containers — 0.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.25%, 05/15/24 (Ireland)‡	200,000	211,440

Pharmaceuticals — 0.8%
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21 (Israel)	250,000	238,438

Investments	Principal	Value
FOREIGN BONDS (continued)

Trucking & Leasing — 0.9%
Park Aerospace Holdings Ltd., 5.25%, 08/15/22 (Ireland)‡	$250,000	$256,850
Total Foreign Bonds
(Cost $691,027)		706,728

EXCHANGE TRADED FUND — 0.1%

Closed-End Funds — 0.1%
Eagle Point Credit Co., Inc.(b)
(Cost $35,054)	1,905	31,699

MONEY MARKET FUND — 5.1%
JPMorgan U.S. Government Money Market Fund – Institutional Class, 2.30%(c) (Cost $1,478,649)	1,478,649	1,478,649

REPURCHASE AGREEMENT — 0.6%(d)
RBC Dominion Securities, Inc., dated 03/29/19, due 04/01/19, 2.65%, total to be received $163,863, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 04/11/19-09/09/49, totaling $166,608)
(Cost $163,827)	163,827	163,827

Total Investments — 102.7%
(Cost $30,178,718)		29,875,206

Liabilities in Excess of Other Assets — (2.7%)		(781,576)
Net Assets — 100.0%		$29,093,630

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

PLC — Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	The loan will settle after March 31, 2019 at which time the interest rate will be determined.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $159,217; the aggregate market value of the collateral held by the fund is $163,827.
(c)	Rate shown reflects the 7-day yield as of March 31, 2019.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

45

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Term Loans	$—	$24,151,171	$—	$24,151,171
Corporate Bonds	—	3,343,132	—	3,343,132
Foreign Bonds	—	706,728	—	706,728
Exchange Traded Fund	31,699	—	—	31,699
Money Market Fund	1,478,649	—	—	1,478,649
Repurchase Agreement	—	163,827	—	163,827
Total	$1,510,348	$28,364,858	$—	$29,875,206

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	0.5%
Aerospace / Defense	2.2
Auto Manufacturers	0.9
Building Materials	1.7
Chemicals	2.5
Closed-End Funds	0.1
Coal	0.8
Commercial Services	4.7
Computers	1.9
Distribution / Wholesale	2.9
Diversified Financial Services	0.9
Electric	2.5
Engineering & Construction	1.6
Entertainment	4.5
Food	3.2
Hand / Machine Tools	1.6
Healthcare – Products	0.8
Healthcare – Services	4.2
Home Builders	1.3
Household Products / Wares	1.0
Insurance	2.2
Internet	1.7
Leisure Time	2.4
Lodging	5.0
Machinery – Diversified	2.2

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Media	2.6%
Metal Fabricate / Hardware	0.8
Mining	0.4
Miscellaneous Manufacturing	1.0
Oil & Gas	0.4
Packaging & Containers	5.4
Pharmaceuticals	1.5
Real Estate	0.9
Retail	11.2
Semiconductors	0.6
Software	7.4
Telecommunications	9.0
Toys / Games / Hobbies	0.4
Trucking & Leasing	2.1
Money Market Fund	5.1
Repurchase Agreement	0.6
Total Investments	102.7
Liabilities in Excess of Other Assets	(2.7)
Net Assets	100.0%

46

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 41.1%

Debt Fund — 41.1%
AdvisorShares Sage Core Reserves ETF†
(Cost $54,688,500)	550,000	$54,675,500

MONEY MARKET FUNDS — 44.9%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.36%(a)	41,086,623	41,086,623
Dreyfus Treasury Securities Cash Management, 2.27%(a)	1,728,439	1,728,439
Fidelity Institutional Money Market Government Portfolio – Class III, 2.05%(a)	16,347,471	16,347,471
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, 2.30%(a)	500,000	500,000

Total Money Market Funds
(Cost $59,662,533)		59,662,533

Total Investments Before Securities Sold, Not Yet Purchased
(Cost $114,351,033)		114,338,033

Securities Sold, Not Yet Purchased — (99.2)%(b)

COMMON STOCKS — (99.2)%

Aerospace/Defense — (1.6)%
Aerojet Rocketdyne Holdings, Inc.*	(60,000)	(2,131,800)

Apparel — (3.6)%
Carter's, Inc.	(20,000)	(2,015,800)
Deckers Outdoor Corp.*	(18,646)	(2,740,776)
Total Apparel		(4,756,576)

Auto Parts & Equipment — (5.4)%
Cooper-Standard Holdings, Inc.*	(30,000)	(1,408,800)
Delphi Technologies PLC	(90,000)	(1,733,400)
Goodyear Tire & Rubber Co. (The)	(125,000)	(2,268,750)
Visteon Corp.*	(26,500)	(1,784,775)
Total Auto Parts & Equipment		(7,195,725)

Building Materials — (3.1)%
Boise Cascade Co.	(75,000)	(2,007,000)
Fortune Brands Home & Security, Inc.	(44,000)	(2,094,840)
Total Building Materials		(4,101,840)

Investments	Shares	Value
COMMON STOCKS (continued)

Commercial Services — (1.4)%
H&R Block, Inc.	(80,000)	$(1,915,200)

Computers — (3.1)%
NetScout Systems, Inc.*	(61,000)	(1,712,270)
Western Digital Corp.	(50,000)	(2,403,000)
Total Computers		(4,115,270)

Distribution / Wholesale — (3.5)%
Watsco, Inc.	(32,500)	(4,654,325)

Diversified Financial Services — (2.2)%
Alliance Data Systems Corp.	(17,000)	(2,974,660)

Electronics — (1.6)%
Coherent, Inc.*	(15,000)	(2,125,800)

Engineering & Construction — (2.7)%
MasTec, Inc.*	(75,000)	(3,607,500)

Food — (7.7)%
Conagra Brands, Inc.	(90,000)	(2,496,600)
Ingredion, Inc.	(20,000)	(1,893,800)
McCormick & Co., Inc.	(38,500)	(5,799,255)
Total Food		(10,189,655)

Hand/Machine Tools — (4.6)%
Snap-on, Inc.	(39,000)	(6,104,280)

Household Products/Wares — (1.4)%
Spectrum Brands Holdings, Inc.	(35,000)	(1,917,300)

Internet — (10.0)%
GrubHub, Inc.*	(36,000)	(2,500,920)
Shopify, Inc., Class A (Canada)*	(8,000)	(1,652,960)
Shutterfly, Inc.*	(50,000)	(2,032,000)
Twitter, Inc.*	(110,000)	(3,616,800)
Wayfair, Inc., Class A*	(24,000)	(3,562,800)
Total Internet		(13,365,480)

Iron / Steel — (1.4)%
United States Steel Corp.	(97,827)	(1,906,648)

Leisure Time — (4.2)%
Brunswick Corp.	(40,000)	(2,013,200)
Harley-Davidson, Inc.	(100,000)	(3,566,000)
Total Leisure Time		(5,579,200)

Lodging — (1.6)%
Hilton Grand Vacations, Inc.*	(68,000)	(2,097,800)

Machinery – Diversified — (5.4)%
Dover Corp.	(76,688)	(7,193,334)

47

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Media — (2.0)%
Discovery, Inc., Class A*	$(100,000)	(2,702,000)

Miscellaneous Manufacturing — (4.0)%
Axon Enterprise, Inc.*	(50,000)	(2,720,500)
Textron, Inc.	(50,000)	(2,533,000)
Total Miscellaneous Manufacturing		(5,253,500)

Office/Business Equipment — (2.0)%
Canon, Inc. (Japan)(c)	(90,000)	(2,613,600)

Pharmaceuticals — (3.6)%
Perrigo Co. PLC	(30,000)	(1,444,800)
Prestige Consumer Healthcare, Inc.*	(110,000)	(3,290,100)
Total Pharmaceuticals		(4,734,900)

REITS — (2.1)%
Tanger Factory Outlet Centers, Inc.	(130,000)	(2,727,400)

Retail — (6.4)%
AutoNation, Inc.*	(92,000)	(3,286,240)
CarMax, Inc.*	(48,000)	(3,350,400)
Lithia Motors, Inc., Class A	(20,000)	(1,855,000)
Total Retail		(8,491,640)

Software — (14.6)%
Allscripts Healthcare Solutions, Inc.*	(350,000)	(3,339,000)

Investments	Shares	Value
COMMON STOCKS (continued)

Software (continued)
Cerner Corp.*	(45,000)	$(2,574,450)
Citrix Systems, Inc.	(40,500)	(4,036,230)
MSCI, Inc.	(15,000)	(2,982,600)
PTC, Inc.*	(70,000)	(6,452,600)
Total Software		(19,384,880)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(126,772,779)]		(131,840,313)

Total Investments — (13.2)%
(Cost $(12,421,746))		(17,502,280)

Other Assets in Excess of Liabilities — 113.2%		150,487,236
Net Assets — 100.0%		$132,984,956

ETF — Exchange Traded Fund

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

†	Affiliated Company.
*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of March 31, 2019.
(b)	As of March 31, 2019 cash in the amount of $81,341,843 has been segregated as collateral from the broker for securities sold short.
(c)	American Depositary Receipt.

48

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$54,675,500	$—	$—	$54,675,500
Money Market Funds	59,662,533	—	—	59,662,533
Total	$114,338,033	$—	$—	$114,338,033

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(131,840,313)	$—	$—	$(131,840,313)
Total	$(131,840,313)	$—	$—	$(131,840,313)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	(1.6)%
Apparel	(3.6)
Auto Parts & Equipment	(5.4)
Building Materials	(3.1)
Commercial Services	(1.4)
Computers	(3.1)
Debt Fund	41.1
Distribution / Wholesale	(3.5)
Diversified Financial Services	(2.2)
Electronics	(1.6)
Engineering & Construction	(2.7)
Food	(7.7)
Hand/Machine Tools	(4.6)
Household Products/Wares	(1.4)
Internet	(10.0)
Iron / Steel	(1.4)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Leisure Time	(4.2)%
Lodging	(1.6)
Machinery – Diversified	(5.4)
Media	(2.0)
Miscellaneous Manufacturing	(4.0)
Office/Business Equipment	(2.0)
Pharmaceuticals	(3.6)
REITS	(2.1)
Retail	(6.4)
Software	(14.6)
Money Market Funds	44.9
Total Investments	(13.2)
Other Assets in Excess of Liabilities	113.2
Net Assets	100.0%

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2019 were as follows:

Affiliated Fund Name	Value at 6/30/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at 3/31/2019	Dividend Income
AdvisorShares Sage Core Reserves ETF	$44,635,500	$9,945,000	$—	$—	$95,000	$54,675,500	$872,460

49

ADVISORSHARES SABRETOOTH ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 95.6%

Banks — 5.8%
Goldman Sachs Group, Inc. (The)	392	$75,260
JPMorgan Chase & Co.	756	76,530
Total Banks		151,790

Commercial Services — 9.5%
PayPal Holdings, Inc.*	848	88,056
Square, Inc., Class A*	1,076	80,614
StoneCo Ltd., Class A (Brazil)*	2,023	83,166
Total Commercial Services		251,836

Computers — 2.1%
Nutanix, Inc., Class A*	1,484	56,006

Diversified Financial Services — 12.6%
American Express Co.	756	82,631
Mastercard, Inc., Class A	364	85,704
Nasdaq, Inc.	892	78,041
Visa, Inc., Class A	548	85,592
Total Diversified Financial Services		331,968

Healthcare – Services — 2.7%
UnitedHealth Group, Inc.	292	72,200

Internet — 22.6%
Alibaba Group Holding Ltd. (China)*(a)	456	83,197
Alphabet, Inc., Class C*	68	79,785
Amazon.com, Inc.*	64	113,968
F5 Networks, Inc.*	480	75,327
FireEye, Inc.*	4,000	67,160
Okta, Inc.*	956	79,090
Zendesk, Inc.*	1,140	96,900
Total Internet		595,427

Software — 36.1%
Alteryx, Inc., Class A*	1,108	92,928
Atlassian Corp. PLC, Class A*	764	85,866
Microsoft Corp.	728	85,860
MongoDB, Inc.*	808	118,792
New Relic, Inc.*	740	73,038
salesforce.com, Inc.*	492	77,918
ServiceNow, Inc.*	340	83,807
Splunk, Inc.*	604	75,258
Twilio, Inc., Class A*	688	88,876
VMware, Inc., Class A	500	90,255
Workday, Inc., Class A*	412	79,454
Total Software		952,052

Investments	Shares	Value
COMMON STOCKS (continued)

Telecommunications — 4.2%
Arista Networks, Inc.*	348	$109,432
Total Common Stocks
(Cost $2,465,585)		2,520,711

Total Investments — 95.6%
(Cost $2,465,585)		2,520,711
Other Assets in Excess of Liabilities — 4.4%		117,099
Net Assets — 100.0%		$2,637,810

PLC — Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.

50

ADVISORSHARES SABRETOOTH ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,520,711	$—	$—	$2,520,711
Total	$2,520,711	$—	$—	$2,520,711

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Banks	5.8%
Commercial Services	9.5
Computers	2.1
Diversified Financial Services	12.6
Healthcare – Services	2.7
Internet	22.6
Software	36.1
Telecommunications	4.2
Total Investments	95.6
Other Assets in Excess of Liabilities	4.4
Net Assets	100.0%

51

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 55.5%

Aerospace/Defense — 1.7%
Spirit AeroSystems, Inc., 3.41%, (3-Month USD LIBOR + 0.80%), 06/15/21@	$639,000	$635,379
United Technologies Corp., 1.50%, 11/01/19	570,000	566,150
Total Aerospace/Defense		1,201,529

Auto Manufacturers — 0.7%
General Motors Co., 3.54%, (3-Month USD LIBOR + 0.80%), 08/07/20@	517,000	516,443

Banks — 13.7%
Bank of America Corp., Series L, 2.65%, 04/01/19	103,000	103,000
Bank of America Corp., Series L, 2.25%, 04/21/20	1,395,000	1,387,904
Bank of New York Mellon Corp. (The), Series G, 2.15%, 02/24/20	940,000	935,949
Branch Banking & Trust Co., 3.24%, (3-Month USD LIBOR + 0.45%), 01/15/20@	475,000	476,282
Branch Banking & Trust Co., Series BKNT, 2.85%, (3-Month USD LIBOR + 0.22%), 06/01/20@	400,000	400,174
Citigroup, Inc., 2.05%, 06/07/19	260,000	259,705
Citigroup, Inc., 2.40%, 02/18/20	315,000	313,845
Citigroup, Inc., 3.66%, (3-Month USD LIBOR + 1.07%), 12/08/21@	770,000	778,965
Goldman Sachs Group, Inc. (The), Series GMTN, 5.38%, 03/15/20	830,000	849,576
Goldman Sachs Group, Inc. (The), Series FRN, 4.42%, (3-Month USD LIBOR + 1.77%), 02/25/21@	1,065,000	1,091,218
JPMorgan Chase & Co., 4.11%, (3-Month USD LIBOR + 1.48%), 03/01/21@	630,000	641,928
Manufacturers & Traders Trust Co., Series BKNT, 3.04%, (3-Month USD LIBOR + 0.27%), 01/25/21@	520,000	519,268
Morgan Stanley, 2.80%, 06/16/20	695,000	695,672
Wells Fargo & Co., 2.13%, 04/22/19	1,100,000	1,099,678
Total Banks		9,553,164

Investments	Principal	Value
CORPORATE BONDS (continued)

Beverages — 0.9%
Constellation Brands, Inc., 2.00%, 11/07/19	$650,000	$646,540

Biotechnology — 1.0%
Amgen, Inc., 3.02%, (3-Month USD LIBOR + 0.32%), 05/10/19@	705,000	705,278

Building Materials — 1.0%
Vulcan Materials Co., 3.21%, (3-Month USD LIBOR + 0.60%), 06/15/20@	430,000	429,468
Vulcan Materials Co., 3.28%, (3-Month USD LIBOR + 0.65%), 03/01/21@	245,000	244,844
Total Building Materials		674,312

Chemicals — 0.6%
Eastman Chemical Co., 2.70%, 01/15/20	129,000	128,931
Monsanto Co., 2.13%, 07/15/19	264,000	262,811
Total Chemicals		391,742

Commercial Services — 0.8%
Equifax, Inc., 3.55%, (3-Month USD LIBOR + 0.87%), 08/15/21@	570,000	566,655

Computers — 0.9%
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	634,000	639,750

Diversified Financial Services — 9.1%
Air Lease Corp., 2.13%, 01/15/20	1,035,000	1,029,620
American Express Credit Corp., Series GMTN, 2.25%, 08/15/19(a)	420,000	419,359
American Express Credit Corp., Series MTN, 2.20%, 03/03/20	345,000	343,498
American Express Credit Corp., Series F, 3.64%, (3-Month USD LIBOR + 1.05%), 09/14/20@	540,000	545,646
Capital One Financial Corp., 2.50%, 05/12/20	695,000	693,167
Cboe Global Markets, Inc., 1.95%, 06/28/19	845,000	843,342
Charles Schwab Corp. (The), 2.96%, (3-Month USD LIBOR + 0.32%), 05/21/21@	500,000	499,982

52

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Diversified Financial Services (continued)
International Lease Finance Corp., 5.88%, 04/01/19	$300,000	$300,000
International Lease Finance Corp., 6.25%, 05/15/19	225,000	225,829
Jefferies Group LLC, 8.50%, 07/15/19	520,000	528,200
Nasdaq, Inc., 5.55%, 01/15/20	680,000	694,210
Synchrony Financial, 2.70%, 02/03/20	195,000	194,781
Total Diversified Financial Services		6,317,634

Food — 5.4%
General Mills, Inc., 2.20%, 10/21/19(a)	673,000	670,528
JM Smucker Co. (The), 2.50%, 03/15/20	660,000	658,359
Kraft Heinz Foods Co., 3.12%, (3-Month USD LIBOR + 0.42%), 08/09/19@	525,000	525,233
Kroger Co. (The), Series GMTN, 1.50%, 09/30/19	1,359,000	1,349,492
Tyson Foods, Inc., 3.17%, (3-Month USD LIBOR + 0.55%), 06/02/20@	590,000	589,633
Total Food		3,793,245

Healthcare – Products — 2.0%
Becton Dickinson and Co., 3.48%, (3-Month USD LIBOR + 0.88%), 12/29/20@	293,000	293,031
Zimmer Biomet Holdings, Inc., 2.70%, 04/01/20	695,000	693,426
Zimmer Biomet Holdings, Inc., 3.38%, (3-Month USD LIBOR + 0.75%), 03/19/21@	390,000	388,825
Total Healthcare – Products		1,375,282

Healthcare – Services — 2.6%
Anthem, Inc., 2.25%, 08/15/19	629,000	627,885
HCA, Inc., 6.50%, 02/15/20	925,000	952,086
Humana, Inc., 2.63%, 10/01/19	260,000	259,692
Total Healthcare – Services		1,839,663

Internet — 0.7%
eBay, Inc., 2.20%, 08/01/19	522,000	521,011

Media — 1.2%
NBCUniversal Media LLC, 5.15%, 04/30/20	308,000	315,753

Investments	Principal	Value
CORPORATE BONDS (continued)

Media (continued)
Warner Media LLC, 2.10%, 06/01/19	$525,000	$524,298
Total Media		840,051

Oil & Gas — 0.3%
Phillips 66, 3.25%, (3-Month USD LIBOR + 0.60%), 02/26/21@	200,000	200,006

Pharmaceuticals — 2.8%
Allergan Funding SCS, 3.85%, (3-Month USD LIBOR + 1.26%), 03/12/20@	855,000	862,553
Allergan Funding SCS, 3.00%, 03/12/20	323,000	322,899
Express Scripts Holding Co., 2.25%, 06/15/19	745,000	743,894
Total Pharmaceuticals		1,929,346

Pipelines — 3.5%
Enbridge Energy Partners LP, 5.20%, 03/15/20	790,000	807,327
EnLink Midstream Partners LP, 2.70%, 04/01/19	390,000	390,000
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19‡	537,000	540,995
Williams Cos., Inc. (The), 5.25%, 03/15/20	665,000	679,305
Total Pipelines		2,417,627

REITS — 3.5%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/20	675,000	673,967
ERP Operating LP, 2.38%, 07/01/19	740,000	739,313
Liberty Property LP, 4.75%, 10/01/20	635,000	648,865
Ventas Realty LP / Ventas Capital Corp., 2.70%, 04/01/20	385,000	384,239
Total REITS		2,446,384

Retail — 1.5%
Dollar Tree, Inc., 3.47%, (3-Month USD LIBOR + 0.70%), 04/17/20@	270,000	270,062
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	744,000	743,507
Total Retail		1,013,569

Telecommunications — 1.2%
AT&T, Inc., 3.53%, (3-Month USD LIBOR + 0.93%), 06/30/20@	636,000	640,675

53

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Telecommunications (continued)
AT&T, Inc., 3.74%, (3-Month USD LIBOR + 0.95%), 07/15/21@	$165,000	$167,001
Total Telecommunications		807,676

Trucking & Leasing — 0.4%
Aviation Capital Group LLC, 3.42%, (3-Month USD LIBOR + 0.67%), 07/30/21@‡	270,000	268,454
Total Corporate Bonds
(Cost $38,609,797)		38,665,361

ASSET BACKED SECURITIES — 18.8%

Diversified Financial Services — 18.8%
American Express Credit Account Master Trust, Class A, Series 2017-4, 1.64%, 12/15/21	625,000	624,037
Cabela's Credit Card Master Note Trust, Class A1, Series 2016-1, 1.78%, 06/15/22	350,000	349,293
Cabela's Credit Card Master Note Trust, Class A2, Series 2015-1A, 3.02%, (1-Month USD LIBOR + 0.54%), 03/15/23@	285,000	285,700
Capital One Multi-Asset Execution Trust, Class A3, Series 2016-A3, 1.34%, 04/15/22	1,305,000	1,301,421
CarMax Auto Owner Trust, Class A3, Series 2015-4, 1.56%, 11/16/20	148,245	147,991
CarMax Auto Owner Trust, Class A3, Series 2016-3, 1.39%, 05/17/21	766,155	762,463
CarMax Auto Owner Trust, Class C, Series 2015-1, 2.46%, 12/15/20	525,000	524,936
Chase Issuance Trust, Class A, Series 2016-A2, 1.37%, 06/15/21	1,485,000	1,481,128
Citibank Credit Card Issuance Trust, Class A6, Series 2014-A6, 2.15%, 07/15/21	645,000	644,116
Discover Card Execution Note Trust, Class A4, Series 2014-A4, 2.12%, 12/15/21	845,000	843,963
Ford Credit Auto Owner Trust, Class A2B, Series 2017-C, 2.60%, (1-Month USD LIBOR + 0.12%), 09/15/20@	108,903	109,019

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
Ford Credit Auto Owner Trust, Class A3, Series 2016-A, 1.39%, 07/15/20	$20,911	$20,891
Ford Credit Floorplan Master Owner Trust A, Class A1, Series 2016-5, 1.95%, 11/15/21	640,000	636,874
Honda Auto Receivables Owner Trust, Class A2, Series 2017-3, 1.57%, 01/21/20	15,082	15,075
Honda Auto Receivables Owner Trust, Class A3, Series 2016-1, 1.22%, 12/18/19	778	778
Honda Auto Receivables Owner Trust, Class A3, Series 2016-4, 1.21%, 12/18/20	717,282	712,829
Hyundai Auto Receivables Trust, Class A2A, Series 2017-B, 1.57%, 08/17/20	58,283	58,203
Hyundai Auto Receivables Trust, Class A3, Series 2016-A, 1.56%, 09/15/20	285,449	284,906
Nissan Auto Receivables Owner Trust, Class A3, Series 2016-A, 1.34%, 10/15/20	142,139	141,763
Nissan Auto Receivables Owner Trust, Class A3, Series 2016-C, 1.18%, 01/15/21	709,506	705,266
Nissan Master Owner Trust Receivables, Class A1, Series 2016-A, 3.12%, (1-Month USD LIBOR + 0.64%), 06/15/21@	520,000	520,437
Tesla Auto Lease Trust, Class A, Series 2018-A, 2.32%, 12/20/19‡	106,973	106,836
Toyota Auto Receivables Owner Trust, Class A2B, Series 2017-C, 2.56%, (1-Month USD LIBOR + 0.08%), 07/15/20@	40,430	40,428
Toyota Auto Receivables Owner Trust, Class A3, Series 2016-D, 1.23%, 10/15/20	704,506	701,193
Verizon Owner Trust, Class A, Series 2016-1A, 1.42%, 01/20/21‡	439,165	438,648

54

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
World Financial Network Credit Card Master Trust, Class A, Series 2012-D, 2.15%, 04/17/23	$1,220,000	$1,218,411
World Omni Auto Receivables Trust, Class A3, Series 2016-A, 1.77%, 09/15/21	408,979	407,304
Total Asset Backed Securities
(Cost $13,092,345)		13,083,909

FOREIGN BONDS — 10.7%

Banks — 5.5%
Barclays Bank PLC, Series GMTN, 3.29%, (3-Month USD LIBOR + 0.55%), 08/07/19 (United Kingdom)@	420,000	420,438
Credit Suisse AG, 5.40%, 01/14/20 (Switzerland)	1,980,000	2,016,126
HSBC Holdings PLC, 3.28%, (3-Month USD LIBOR + 0.60%), 05/18/21 (United Kingdom)@	260,000	259,954
Sumitomo Mitsui Financial Group, Inc., 4.28%, (3-Month USD LIBOR + 1.68%), 03/09/21 (Japan)@	615,000	628,312
Toronto-Dominion Bank (The), 2.93%, (3-Month USD LIBOR + 0.15%), 10/24/19 (Canada)@	510,000	510,257
Total Banks		3,835,087

Diversified Financial Services — 2.0%
Nomura Holdings, Inc., 6.70%, 03/04/20 (Japan)	1,326,000	1,371,742

Oil & Gas — 1.0%
Petroleos Mexicanos, 6.00%, 03/05/20 (Mexico)	700,000	716,940

Pharmaceuticals — 1.1%
Bayer US Finance II LLC, 3.23%, (3-Month USD LIBOR + 0.63%), 06/25/21 (Germany)@‡	260,000	257,849
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20 (Israel)	550,000	541,396
Total Pharmaceuticals		799,245

Investments	Principal	Value
FOREIGN BONDS (continued)

Retail — 0.3%
Alimentation Couche-Tard, Inc., 3.11%, (3-Month USD LIBOR + 0.50%), 12/13/19 (Canada)@‡	$200,000	$199,983

Semiconductors — 0.8%
NXP BV/NXP Funding LLC, 4.13%, 06/15/20 (Netherlands)‡	530,000	538,008
Total Foreign Bonds
(Cost $7,453,081)		7,461,005

U.S. TREASURY NOTES — 10.2%
U.S. Treasury Note, 0.88%, 06/15/19	1,050,000	1,046,574
U.S. Treasury Note, 0.88%, 09/15/19	5,075,000	5,039,517
U.S. Treasury Note, 1.38%, 12/15/19	1,015,000	1,007,546
Total U.S. Treasury Notes
(Cost $7,088,352)		7,093,637

MORTGAGE BACKED SECURITIES — 2.3%

Commercial Mortgage Backed Securities — 2.3%
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2017-C05, 3.04%, (1-Month USD LIBOR + 0.55%), 01/25/30@	180,280	180,204
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2018-C05, 3.21%, (1-Month USD LIBOR + 0.72%), 01/25/31@	262,274	262,303
Freddie Mac REMICS, Class ED, Series 2010-3645, 2.50%, 12/15/20	55,949	55,676
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M1, Series 2018-DNA1, 2.94%, (1-Month USD LIBOR + 0.45%), 07/25/30@	454,611	452,711
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M1, Series 2018-HQA1, 3.19%, (1-Month USD LIBOR + 0.70%), 09/25/30@	611,129	610,952
Total Mortgage Backed Securities
(Cost $1,565,461)		1,561,846

55

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investments	Shares/ Principal	Value
U.S. TREASURY BILL — 0.2%
U.S. Treasury Bill, 2.48%, 05/09/19(b)
(Cost $99,742)	$100,000	$99,751

MONEY MARKET FUND — 3.8%
JPMorgan U.S. Government Money Market Fund – Institutional Class, 2.30%(c) (Cost $2,675,358)	2,675,358	2,675,358

REPURCHASE AGREEMENT — 0.3%(d)
RBC Dominion Securities, Inc., dated 03/29/19, due 04/01/19, 2.65%, total to be received $203,118, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 04/11/19-09/09/49, totaling $206,520)
(Cost $203,073)	203,073	203,073
Total Investments — 101.8%
(Cost $70,787,209)		70,843,940
Liabilities in Excess of Other Assets — (1.8%)		(1,230,106)
Net Assets — 100.0%		$69,613,834

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $196,368; the aggregate market value of the collateral held by the fund is $203,073.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(c)	Rate shown reflects the 7-day yield as of March 31, 2019.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

56

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$38,665,361	$—	$38,665,361
Asset Backed Securities	—	13,083,909	—	13,083,909
Foreign Bonds	—	7,461,005	—	7,461,005
U.S. Treasury Notes	—	7,093,637	—	7,093,637
Mortgage Backed Securities	—	1,561,846	—	1,561,846
U.S. Treasury Bill	—	99,751	—	99,751
Money Market Fund	2,675,358	—	—	2,675,358
Repurchase Agreement	—	203,073	—	203,073
Total	$2,675,358	$68,168,582	$—	$70,843,940

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	1.7%
Auto Manufacturers	0.7
Banks	19.2
Beverages	0.9
Biotechnology	1.0
Building Materials	1.0
Chemicals	0.6
Commercial Mortgage Backed Securities	2.3
Commercial Services	0.8
Computers	0.9
Diversified Financial Services	29.9
Food	5.4
Healthcare – Products	2.0
Healthcare – Services	2.6
Internet	0.7
Media	1.2
Oil & Gas	1.3
Pharmaceuticals	3.9
Pipelines	3.5
REITS	3.5
Retail	1.8
Semiconductors	0.8

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Telecommunications	1.2%
Trucking & Leasing	0.4
U.S. Treasury Bill	0.2
U.S. Treasury Notes	10.2
Money Market Fund	3.8
Repurchase Agreement	0.3
Total Investments	101.8
Liabilities in Excess of Other Assets	(1.8)
Net Assets	100.0%

57

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares/ Contracts	Value
EXCHANGE TRADED FUNDS — 87.4%

Debt Fund — 18.8%
First Trust Low Duration Opportunities ETF(a)	10,886	$558,234
Invesco Senior Loan ETF(a)	24,935	564,528
iShares Core U.S. Aggregate Bond ETF(a)	2,620	285,763
iShares Interest Rate Hedged High Yield Bond ETF(a)	6,342	567,280
iShares Short-Term Corporate Bond ETF(a)	16,136	852,304
Total Debt Fund		2,828,109

Equity Fund — 68.6%
Consumer Discretionary Select Sector SPDR Fund	4,682	533,046
Consumer Staples Select Sector SPDR Fund	9,504	533,270
Health Care Select Sector SPDR Fund	5,595	513,341
iShares MSCI EAFE ETF	19,407	1,258,738
iShares Russell 2000 ETF	2,923	447,482
SPDR S&P 500 ETF Trust	22,934	6,478,396
Technology Select Sector SPDR Fund	7,418	548,932
Total Equity Fund		10,313,205
Total Exchange Traded Funds
(Cost $11,245,723)		13,141,314

MONEY MARKET FUND — 13.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.37%(b) (Cost $1,968,346)	1,968,346	1,968,346

	Notional Amount
PURCHASED PUT OPTION — 0.1%
SPDR S&P 500 ETF Trust, Expiring 09/20/19, Strike Price $225.00 (Cost $20,225)	$2,992,500	133	$19,086
Total Investments Before Written Options — 100.6%
(Cost $13,234,294)			15,128,746

WRITTEN CALL OPTIONS — (0.1)%
iShares MSCI EAFE ETF, Expiring 04/18/19, Strike Price $66.50	(645,050)	(97)	(1,261)
SPDR S&P 500 ETF Trust, Expiring 04/18/19, Strike Price $288.00	(4,291,200)	(149)	(13,932)
Total Written Options
[Premiums Received $(20,822)]			(15,193)

Total Investments — 100.5%
(Cost $13,213,472)			15,113,553
Liabilities in Excess of Other Assets — (0.5%)			(69,545)
Net Assets — 100.0%			$15,044,008

ETF — Exchange Traded Fund

(a)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,828,109 as of March 31, 2019.
(b)	Rate shown reflects the 7-day yield as of March 31, 2019.

58

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,141,314	$—	$—	$13,141,314
Purchased Put Option	19,086	—	—	19,086
Money Market Fund	1,968,346	—	—	1,968,346
Total	$15,128,746	$—	$—	$15,128,746

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(15,193)	$—	$—	$(15,193)
Total	$(15,193)	$—	$—	$(15,193)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Debt Fund	18.8%
Equity Fund	68.6
Purchased Put Option	0.1
Written Call Options	(0.1)
Money Market Fund	13.1
Total Investments	100.5
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

59

ADVISORSHARES VICE ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.8%

Agriculture — 29.6%
Altria Group, Inc.	10,622	$610,021
British American Tobacco PLC (United Kingdom)(a)	17,045	711,117
Imperial Brands PLC (United Kingdom)(a)(b)	15,561	537,944
Philip Morris International, Inc.	6,690	591,329
Pyxus International, Inc.*(b)	15,726	375,694
Turning Point Brands, Inc.	15,786	727,577
Universal Corp.	6,757	389,406
Vector Group Ltd.	18,406	198,601
Total Agriculture		4,141,689

Apparel — 3.5%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	6,697	493,636

Beverages — 30.9%
Ambev SA (Brazil)(a)	19,195	82,539
Anheuser-Busch InBev SA/NV (Belgium)(a)	2,422	203,375
Boston Beer Co., Inc. (The), Class A*(b)	1,875	552,619
Brown-Forman Corp., Class B(b)	7,835	413,531
Cia Cervecerias Unidas SA (Chile)(a)	20,003	589,288
Constellation Brands, Inc., Class A	1,462	256,333
Craft Brew Alliance, Inc.*	23,027	321,917
Diageo PLC (United Kingdom)(a)	3,542	579,507
MGP Ingredients, Inc.(b)	3,864	298,108
Molson Coors Brewing Co., Class B	3,709	221,242
New Age Beverages Corp.*(b)	83,172	437,485
Pernod Ricard SA (France)(a)(b)	4,583	164,621
Vina Concha y Toro SA (Chile)(a)	5,060	210,810
Total Beverages		4,331,375

Entertainment — 4.2%
RCI Hospitality Holdings, Inc.	25,892	594,739

Healthcare – Products — 9.6%
Abbott Laboratories	7,496	599,230
Thermo Fisher Scientific, Inc.	2,700	739,044
Total Healthcare – Products		1,338,274

Healthcare – Services — 4.7%
Catalent, Inc.*	16,123	654,433

Housewares — 0.8%
Scotts Miracle-Gro Co. (The)(b)	1,469	115,434

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Pharmaceuticals — 6.0%
AbbVie, Inc.	4,732	$381,352
Insys Therapeutics, Inc.*	20,455	94,502
Novartis AG (Switzerland)(a)	3,861	371,197
Total Pharmaceuticals		847,051

Retail — 10.5%
BJ's Restaurants, Inc.(b)	7,074	334,459
Darden Restaurants, Inc.	6,160	748,255
Dave & Buster's Entertainment, Inc.	7,821	390,033
Total Retail		1,472,747
Total Common Stocks
(Cost $13,605,173)		13,989,378

MONEY MARKET FUND — 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.29%(c) (Cost $24,841)	24,841	24,841

REPURCHASE AGREEMENTS — 8.8%(d)
Citibank NA, dated 03/29/19, due 04/01/19, 2.65%, total to be received $286,835, (collateralized by various U.S. Government Agency Obligations, 2.96%-4.50%, 01/01/28-07/01/48, totaling $292,202)	$286,772	$286,772
Daiwa Capital Markets America, dated 03/29/19, due 04/01/19, 2.65%, total to be received $286,835, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/11/19-03/20/49, totaling $291,661)	286,772	286,772
HSBC Securities USA, Inc., dated 03/29/19, due 04/01/19, 2.59%, total to be received $73,441, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 08/15/39-11/20/48, totaling $74,700)	73,425	73,425
Merrill Lynch Pierce Fenner & Smith, Inc., dated 03/29/19, due 04/01/19, 2.60%, total to be received $286,834, (collateralized by various U.S. Government Agency Obligations, 3.50%-4.50%, 03/20/47-12/20/48, totaling $291,577)	286,772	286,772

60

ADVISORSHARES VICE ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Mizuho Securities USA, Inc., dated 03/29/19, due 04/01/19, 2.57%, total to be received $11,504, (collateralized by various U.S. Government Agency Obligations, 0.88%-2.88%, 12/31/20-05/15/43, totaling $11,703)	11,502	$11,502
RBC Dominion Securities, Inc., dated 03/29/19, due 04/01/19, 2.65%, total to be received $286,835, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 04/11/19-09/09/49, totaling $291,640)	286,772	286,772
Total Repurchase Agreements
(Cost $1,232,015)		1,232,015

Total Investments – 108.8%
(Cost $14,862,029)		15,246,234
Liabilities in Excess of Other Assets – (8.8%)		(1,229,385)
Net Assets — 100.0%		$14,016,849

PLC — Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,521,772; the aggregate market value of the collateral held by the fund is $2,592,524. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,360,509.
(c)	Rate shown reflects the 7-day yield as of March 31, 2019.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

61

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$13,778,568	$210,810	$—	$13,989,378
Money Market Fund	24,841	—	—	24,841
Repurchase Agreements	—	1,232,015	—	1,232,015
Total	$13,803,409	$1,442,825	$—	$15,246,234

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	29.6%
Apparel	3.5
Beverages	30.9
Entertainment	4.2
Healthcare – Products	9.6
Healthcare – Services	4.7
Housewares	0.8
Pharmaceuticals	6.0
Retail	10.5
Money Market Fund	0.2
Repurchase Agreements	8.8
Total Investments	108.8
Liabilities in Excess of Other Assets	(8.8)
Net Assets	100.0%

62